UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22698

KraneShares Trust

(Exact name of registrant as specified in charter)

________

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Address of principal executive offices) (Zip code)

Jonathan Krane

KraneShares Trust

1270 Avenue of the Americas

22nd Floor

New York, New York, 10020

(Name and address of agent for service)

Copy to:

Stacy L. Fuller

K&L Gates LLP

1601 K Street NW

Washington, DC 20006-1600

Registrant’s telephone number, including area code: (855) 857-2638

Date of fiscal year end: March 31, 2018

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report

KraneShares Bosera MSCI China A Share ETF

KraneShares Zacks New China ETF

KraneShares CSI China Internet ETF

KraneShares E Fund China Commercial Paper ETF

KraneShares FTSE Emerging Markets Plus ETF

KraneShares MSCI One Belt One Road Index ETF

September 30, 2017

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that KraneShares Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, are available (i) without charge, upon request, by calling 1-855-8KRANE8; and (ii) on the Commission’s website at http://www.sec.gov.

Fund shares may only be purchased or redeemed from a Fund in large Creation Unit aggregations. Investors who cannot transact in Creation Units of a Fund’s shares must buy or sell Fund shares in the secondary market at their market price, which may be at a premium or discount to a Fund’s net asset value, with the assistance of a broker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying Fund shares and receive less than net asset value when selling Fund shares.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 99.4%‡
CHINA — 99.4%
Consumer Discretionary — 11.2%
Alpha Group, Cl A	101,368	$226,456
Anhui Jianghuai Automobile Group, Cl A	85,300	144,718
Anhui Xinhua Media, Cl A	219,537	402,535
Anhui Zhongding Sealing Parts, Cl A	78,100	245,135
Beijing Gehua CATV Network, Cl A	78,400	174,201
Beiqi Foton Motor, Cl A	1,042,800	486,644
BYD, Cl A	100,701	1,035,388
China Film, Cl A	145,700	378,792
China Grand Automotive Services, Cl A	671,030	851,566
China International Travel Service, Cl A	166,400	863,964
China Media Group, Cl A	183,500	278,449
China Shipbuilding Industry Group Power, Cl A	72,500	273,288
China South Publishing & Media Group, Cl A	191,000	439,057
Chinese Universe Publishing and Media, Cl A	136,000	452,869
Chongqing Changan Automobile, Cl A	326,300	696,043
CITIC Guoan Information Industry, Cl A	207,300	349,515
Cultural Investment Holdings, Cl A*(A)(B)(C)	19,500	68,045
FAW CAR, Cl A	370,300	767,045
Fuyao Glass Industry Group, Cl A	93,113	357,297
Gansu Gangtai Holding Group, Cl A	15,000	31,342
Giant Network Group, Cl A	81,600	510,522
Global Top E-Commerce, Cl A	96,800	339,094
Gree Electric Appliances of Zhuhai, Cl A	261,200	1,490,257
Guangdong Advertising Group, Cl A	133,700	139,883
Guangzhou Automobile Group, Cl A	172,200	695,768
Hang Zhou Great Star Industrial, Cl A	87,000	196,846
Hangzhou Robam Appliances, Cl A	38,620	245,634
Hisense Electric, Cl A	13,500	31,927
Huayu Automotive Systems, Cl A	347,600	1,179,981
Hunan TV & Broadcast Intermediary, Cl A	108,000	171,524
Jiangsu Phoenix Publishing & Media, Cl A	351,100	488,902

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Consumer Discretionary (continued)
Leo Group, Cl A	452,200	$206,263
Liaoning Cheng Da, Cl A*	37,500	102,235
Midea Group, Cl A	464,052	3,087,020
Nanjing Xinjiekou Department Store, Cl A(A)(B)(C)	68,100	398,689
NavInfo, Cl A	96,300	371,411
Ningbo Joyson Electronic, Cl A	77,500	413,937
Pang Da Automobile Trade, Cl A*	545,200	233,911
Qingdao Haier, Cl A	607,100	1,379,108
SAIC Motor, Cl A	718,900	3,267,235
Shandong Linglong Tyre, Cl A	61,300	183,638
Shanghai Jinjiang International Hotels Development, Cl A	77,700	367,282
Shanghai Oriental Pearl Group, Cl A	299,440	914,620
Shenzhen Overseas Chinese Town, Cl A	590,650	726,442
Sichuan Changhong Electric, Cl A	395,600	209,032
Suning Commerce Group, Cl A	765,200	1,509,020
Suofeiya Home Collection, Cl A	40,600	231,029
TCL, Cl A	647,700	347,115
Wanda Film Holding, Cl A(A)(B)(C)	43,600	352,329
Wanxiang Qianchao, Cl A	38,740	70,566
Weifu High-Technology Group, Cl A	147,284	540,996
Wuchan Zhongda Group, Cl A	382,515	453,181
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology, Cl A	148,600	498,853
Yihua Lifestyle Technology, Cl A	241,800	376,743
Zhejiang Century Huatong Group, Cl A*	46,700	219,201
Zhejiang Daily Digital Culture Group, Cl A	115,900	305,156
Zhejiang Wanfeng Auto Wheel, Cl A	88,520	260,517
Zhejiang Yasha Decoration, Cl A	20,800	29,058
		31,067,274
Consumer Staples — 8.1%
Anhui Gujing Distillery, Cl A	32,700	304,612
Anhui Kouzi Distillery, Cl A	37,900	278,881
Beijing Dabeinong Technology Group, Cl A	791,000	733,510
Beijing Yanjing Brewery, Cl A	206,300	200,002
Bright Dairy & Food, Cl A	141,500	283,094
COFCO Tunhe Sugar, Cl A	245,200	348,820
Foshan Haitian Flavouring & Food, Cl A	159,065	1,134,776
Fujian Sunner Development, Cl A	58,100	133,994
Guangdong Haid Group, Cl A	276,100	767,683
Heilongjiang Agriculture, Cl A	73,938	132,787
Henan Shuanghui Investment & Development, Cl A	199,500	747,810
Inner Mongolia Yili Industrial Group, Cl A	398,700	1,650,546
Jiangsu Yanghe Brewery Joint-Stock, Cl A	103,000	1,573,809
Kweichow Moutai, Cl A	96,480	7,518,201
Luzhou Laojiao, Cl A	104,300	880,838
MeiHua Holdings Group, Cl A	203,700	196,255
Muyuan Foodstuff, Cl A	59,500	332,038
New Hope Liuhe, Cl A	430,163	477,254

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)
	Shares	Value
COMMON STOCK (continued)
Consumer Staples (continued)
Shanghai Bailian Group, Cl A	117,700	$268,789
Shanghai Jahwa United, Cl A(A)(B)(C)	5,000	23,778
Shanxi Xinghuacun Fen Wine Factory, Cl A	72,700	602,477
Shenzhen Agricultural Products, Cl A	31,500	41,824
Tsingtao Brewery, Cl A	27,500	127,548
Wuliangye Yibin, Cl A	294,356	2,538,194
Yonghui Superstores, Cl A	692,700	833,184
Yuan Longping High-tech Agriculture, Cl A	127,693	499,792
		22,630,496
Energy — 2.2%
China Merchants Energy Shipping, Cl A	96,900	72,207
China Petroleum & Chemical, Cl A	2,731,200	2,425,796
China Shenhua Energy, Cl A	287,500	906,282
Guanghui Energy, Cl A	262,000	166,048
Jizhong Energy Resources, Cl A	90,800	93,496
Offshore Oil Engineering, Cl A	33,500	31,065
Oriental Energy, Cl A	272,500	457,804
PetroChina, Cl A	819,400	985,579
Shanxi Lu’an Environmental Energy Development, Cl A	184,000	283,916
Shanxi Xishan Coal & Electricity Power, Cl A	209,800	325,621
Yang Quan Coal Industry Group, Cl A	251,500	308,942
Yantai Jereh Oilfield Services Group, Cl A	91,500	213,640
		6,270,396
Financials — 26.5%
Agricultural Bank of China, Cl A	5,296,500	3,045,798
Anxin Trust, Cl A	299,600	570,533
AVIC Capital, Cl A	954,300	840,407
Bank of Beijing, Cl A	1,525,603	1,713,283
Bank of China, Cl A	5,008,300	3,106,250
Bank of Communications, Cl A	3,772,100	3,588,799
Bank of Guiyang, Cl A	154,900	343,015
Bank of Jiangsu, Cl A	52,100	65,098
Bank of Nanjing, Cl A	36,340	43,272
Bank of Ningbo, Cl A	216,000	513,109
Bank of Shanghai, Cl A	13,050	35,087
Bohai Financial Investment Holding, Cl A	1,016,200	1,012,712
Central China Securities, Cl A	152,200	211,478
Changjiang Securities, Cl A	283,200	415,242
China CITIC Bank, Cl A	116,400	110,393
China Construction Bank, Cl A	833,000	874,031
China Everbright Bank, Cl A	3,853,700	2,349,534
China Life Insurance, Cl A	398,000	1,662,028
China Merchants Bank, Cl A	1,585,000	6,096,337
China Merchants Securities, Cl A	350,412	1,128,336
China Minsheng Banking, Cl A	2,806,700	3,388,591
China Pacific Insurance Group, Cl A	552,699	3,072,676
CITIC Securities, Cl A	723,600	1,981,436
Dongxing Securities, Cl A	152,500	422,183
Everbright Securities, Cl A	160,663	375,609

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)
	Shares	Value
COMMON STOCK (continued)
Financials (continued)
Founder Securities, Cl A*	563,200	$729,138
GF Securities, Cl A	445,900	1,274,038
Guosen Securities, Cl A	364,400	750,984
Guotai Junan Securities, Cl A	386,100	1,257,202
Guoyuan Securities, Cl A	199,650	423,476
Haitong Securities, Cl A	498,800	1,109,813
Huaan Securities, Cl A	195,600	312,416
Huatai Securities, Cl A	339,800	1,157,084
Huaxia Bank, Cl A	1,237,220	1,726,535
Industrial & Commercial Bank of China, Cl A	3,123,000	2,820,798
Industrial Bank, Cl A	1,965,100	5,114,798
Industrial Securities, Cl A	124,500	158,746
Jinke Properties Group, Cl A	218,500	162,819
New China Life Insurance, Cl A	127,100	1,084,295
Northeast Securities, Cl A	86,600	134,278
Orient Securities, Cl A	503,700	1,217,773
Pacific Securities, Cl A	797,800	500,817
Ping An Bank, Cl A	663,380	1,109,495
Ping An Insurance Group of China, Cl A	917,700	7,482,181
SDIC Essence Holdings, Cl A	251,600	617,751
Sealand Securities, Cl A	252,500	223,505
Shaanxi International Trust, Cl A	352,000	278,196
Shanghai AJ Group, Cl A	89,900	189,198
Shanghai Pudong Development Bank, Cl A	1,887,591	3,657,087
Shanxi Securities, Cl A	282,500	480,558
Shenwan Hongyuan Group, Cl A	1,511,760	1,326,784
Sinolink Securities, Cl A	157,200	277,587
SooChow Securities, Cl A	19,000	34,924
Southwest Securities, Cl A	211,900	185,653
Western Securities, Cl A	201,504	472,910
Xishui Strong Year Inner Mongolia, Cl A	87,300	351,156
		73,587,232
Health Care — 6.3%
Beijing SL Pharmaceutical, Cl A	14,900	60,921
Beijing Tiantan Biological Products, Cl A	109,920	543,908
Beijing Tongrentang, Cl A	68,555	334,478
China National Accord Medicines, Cl A	43,800	446,189
China Resources Sanjiu Medical & Pharmaceutical, Cl A	154,460	649,435
Da An Gene of Sun Yat-Sen University, Cl A	9,200	27,782
Dong-E-E-Jiao, Cl A	52,300	511,206
Guangxi Wuzhou Zhongheng Group, Cl A	420,400	273,398
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	272,100	1,139,143
Guizhou Bailing Group Pharmaceutical, Cl A	103,800	271,579
Hainan Haiyao, Cl A	33,300	65,218
Harbin Gloria Pharmaceuticals, Cl A	96,300	97,274
Harbin Pharmaceutical Group, Cl A(A)(B)(C)	416,300	372,256
Hengkang Medical Group, Cl A*	167,500	294,514
Huadong Medicine, Cl A	90,600	669,257
Hualan Biological Engineering, Cl A	30,900	126,572
Humanwell Healthcare Group, Cl A	126,500	344,872

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)
	Shares	Value
COMMON STOCK (continued)
Health Care (continued)
Jiangsu Hengrui Medicine, Cl A	153,344	$1,383,439
Jiangsu Yuyue Medical Equipment & Supply, Cl A	88,000	271,837
Jilin Aodong Pharmaceutical Group, Cl A	40,220	135,928
Jinyu Bio-Technology, Cl A	75,900	382,082
Joincare Pharmaceutical Group Industry, Cl A	268,623	395,081
Jointown Pharmaceutical Group, Cl A*	300,357	932,342
Kangmei Pharmaceutical, Cl A	369,200	1,116,026
Meinian Onehealth Healthcare Holdings, Cl A	180,300	461,688
Realcan Pharmaceutical, Cl A	175,710	379,310
Searainbow Holding, Cl A*(A)(B)(C)	14,300	57,994
Shanghai Fosun Pharmaceutical Group, Cl A	105,300	541,971
Shanghai Pharmaceuticals Holding, Cl A	212,300	758,717
Shanghai RAAS Blood Products, Cl A	177,360	555,618
Shenzhen Salubris Pharmaceuticals, Cl A	41,796	194,483
Shijiazhuang Yiling Pharmaceutical, Cl A	44,500	108,992
Sichuan Kelun Pharmaceutical, Cl A	66,600	182,672
Tasly Pharmaceutical Group, Cl A	107,600	569,359
Tonghua Dongbao Pharmaceutical, Cl A	130,204	378,295
Tonghua Golden-Horse Pharmaceutical Industry, Cl A*(A)(B)(C)	46,500	101,291
Yifan Pharmaceutical, Cl A	91,600	280,752
Yunnan Baiyao Group, Cl A	67,550	922,320
Zhangzhou Pientzehuang Pharmaceutical, Cl A	54,500	477,987
Zhejiang Huahai Pharmaceutical, Cl A	36,000	121,503
Zhejiang NHU, Cl A	141,834	545,959
		17,483,648
Industrials — 17.7%
AECC Aero-Engine Control, Cl A	88,900	267,257
AECC Aviation Power, Cl A	156,000	734,347
Air China, Cl A	372,000	488,324
Anhui Wanjiang Logistics Group, Cl A*	213,200	142,822
AVIC Aircraft, Cl A	270,100	781,903
AVIC Aviation High-Technology, Cl A*	346,600	661,080
AVIC Electromechanical Systems, Cl A	135,100	241,613
AVIC Helicopter, Cl A	41,200	271,098
Beijing New Building Materials, Cl A	131,800	341,067
Beijing Orient Landscape & Environment, Cl A	139,250	440,423
Beijing SPC Environment Protection Tech, Cl A	91,200	299,295
Changyuan Group, Cl A	57,000	170,756
China Aerospace Times Electronics, Cl A*	255,900	339,001
China Avionics Systems, Cl A	243,900	596,642
China Baoan Group, Cl A	85,720	116,009
China CAMC Engineering, Cl A	37,920	113,997
China Communications Construction, Cl A	185,300	427,070
China CSSC Holdings, Cl A(A)(B)(C)	63,500	239,267
China Eastern Airlines, Cl A	548,800	558,483
China Gezhouba Group, Cl A	318,500	497,686
China High-Speed Railway Technology, Cl A	214,700	291,856
China International Marine Containers Group, Cl A	344,500	941,271
China Meheco, Cl A	153,862	566,548

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
China National Chemical Engineering, Cl A	179,100	$183,069
China Nuclear Engineering, Cl A	90,300	162,036
China Railway Construction, Cl A	1,034,500	1,846,988
China Railway Group, Cl A	1,897,900	2,471,373
China Railway Hi-tech Industry, Cl A	77,600	160,274
China Shipbuilding Industry, Cl A(A)(B)(C)	815,500	796,742
China Southern Airlines, Cl A	771,500	960,484
China Spacesat, Cl A	76,700	325,145
China State Construction Engineering, Cl A	2,339,100	3,267,726
China XD Electric, Cl A	818,000	672,349
CITIC Heavy Industries, Cl A	112,100	86,740
CMST Development, Cl A	53,200	76,803
COSCO Shipping Development, Cl A*	838,300	480,810
COSCO Shipping Energy Transportation, Cl A	68,800	65,767
COSCO Shipping Holdings, Cl A*	806,202	836,203
CRRC, Cl A	1,623,800	2,378,451
CSSC Offshore and Marine Engineering Group, Cl A(A)(B)(C)	51,700	213,484
Dalian Port PDA, Cl A	364,800	160,357
Daqin Railway, Cl A	1,608,600	2,118,873
Dongfang Electric, Cl A	522,200	819,917
Eternal Asia Supply Chain Management, Cl A	156,700	198,387
Fangda Carbon New Material, Cl A	146,700	674,668
Guangshen Railway, Cl A	88,100	67,108
Guoxuan High-Tech, Cl A	29,300	139,822
Hainan Airlines Holding, Cl A	579,600	283,570
Han’s Laser Technology Industry Group, Cl A	128,500	843,409
Henan Pinggao Electric, Cl A	144,400	256,724
Inner Mongolia First Machinery Group, Cl A	105,900	215,537
Jiangsu Zhongnan Construction Group, Cl A	194,700	183,480
Jiangsu Zhongtian Technology, Cl A	283,400	609,650
Jiangxi Special Electric Motor, Cl A	45,900	100,399
Jihua Group, Cl A	305,200	384,096
Luxshare Precision Industry, Cl A	245,125	762,372
Metallurgical Corp of China, Cl A	886,000	682,893
Minmetals Development, Cl A	99,900	207,235
NARI Technology, Cl A	437,100	1,087,025
Ningbo Zhoushan Port, Cl A	543,500	480,271
North Industries Group Red Arrow, Cl A*	30,700	51,576
North Navigation Control Technology, Cl A	106,600	234,132
Northcom Group, Cl A*	53,540	189,326
Power Construction Corp of China, Cl A	643,400	777,760
Qingdao Hanhe Cable, Cl A	239,000	133,481
Sany Heavy Industry, Cl A	1,038,700	1,196,191
Shanghai Construction Group, Cl A	751,448	433,258
Shanghai Electric Group, Cl A	434,200	524,219
Shanghai Environment Group, Cl A*	92,200	342,828
Shanghai International Airport, Cl A	81,337	465,042
Shanghai International Port Group, Cl A	594,800	599,026
Shanghai Mechanical and Electrical Industry, Cl A	175,400	519,905
Shanghai Tunnel Engineering, Cl A	53,500	78,042

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Shanghai Waigaoqiao Free Trade Zone Group, Cl A	84,200	$224,481
Shenzhen Feima International Supply Chain, Cl A	176,730	305,689
Shenzhen Yan Tian Port Holding, Cl A	79,800	105,835
Sinochem International, Cl A	246,900	381,344
Sinotrans Air Transportation Development, Cl A	60,900	164,287
Spring Airlines, Cl A	5,900	29,674
Suzhou Gold Mantis Construction Decoration, Cl A	117,500	195,279
Taihai Manoir Nuclear Equipment, Cl A	61,300	261,523
TangShan Port Group, Cl A	272,000	207,190
TBEA, Cl A	312,585	463,974
Tian Di Science & Technology, Cl A	437,400	341,739
TianGuang ZhongMao, Cl A	79,900	118,717
Tianjin Port, Cl A	114,400	202,527
Tianjin Tianhai Investment, Cl A*	221,000	202,942
Tus-Sound Environmental Resources, Cl A	44,000	238,122
Weichai Power, Cl A	893,500	1,007,454
XCMG Construction Machinery, Cl A	1,721,900	953,904
Xiamen C & D, Cl A*	223,500	391,970
Xinjiang Goldwind Science & Technology, Cl A	322,992	635,015
XJ Electric, Cl A	155,700	380,648
Yingkou Port Liability, Cl A	380,600	195,949
Zhejiang Chint Electrics, Cl A	108,300	348,729
Zhejiang Wanliyang, Cl A	135,100	253,612
Zhengzhou Yutong Bus, Cl A	36,373	134,699
Zhongshan Broad Ocean Motor, Cl A	163,700	210,700
Zoomlion Heavy Industry Science and Technology, Cl A	1,182,500	797,495
		49,086,336
Information Technology — 8.9%
Addsino, Cl A	101,100	182,177
Aisino, Cl A	213,192	603,682
AVIC Jonhon OptronicTechnology, Cl A	40,920	229,154
Beijing Shiji Information Technology, Cl A	55,700	197,216
Beijing Xinwei Technology Group, Cl A(A)(B)(C)	23,600	57,056
BOE Technology Group, Cl A	3,465,400	2,295,381
China Greatwall Technology Group, Cl A*	336,000	435,503
Dalian Zeus Entertainment Group, Cl A	138,880	419,810
Datang Telecom Technology, Cl A*	94,500	227,899
Dawning Information Industry, Cl A	35,400	196,590
DHC Software, Cl A	296,400	501,526
Digital China Group, Cl A*(A)(B)(C)	65,500	213,377
Digital China Information Service, Cl A(A)(B)(C)	11,000	29,608
Dongxu Optoelectronic Technology, Cl A	295,600	503,732
Fiberhome Telecommunication Technologies, Cl A	119,400	585,964
Focus Media Information Technology, Cl A	615,900	931,805
Fujian Newland Computer, Cl A	103,900	352,704
GCL System Integration Technology, Cl A*	44,000	28,681
Glodon, Cl A	95,400	293,691

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Information Technology (continued)
GoerTek, Cl A	250,500	$763,250
GRG Banking Equipment, Cl A	256,417	302,244
Guangzhou Haige Communications Group, Cl A	101,300	176,743
Hangzhou Hikvision Digital Technology, Cl A	627,000	3,020,413
Hangzhou Lianluo Interactive Information Technology, Cl A	66,600	88,629
Hengtong Optic-electric, Cl A	124,800	646,282
Holitech Technology, Cl A	288,500	488,593
Hundsun Technologies, Cl A	54,900	421,825
Hytera Communications, Cl A	175,500	438,301
Iflytek, Cl A	73,800	596,039
Inspur Electronic Information Industry, Cl A	100,230	289,549
Jiangsu Protruly Vision Technology Group, Cl A*(A)(B)(C)	131,400	224,512
Kingnet Network, Cl A	94,400	257,786
LONGi Green Energy Technology, Cl A	153,000	678,766
Neusoft, Cl A	136,000	349,274
People.cn, Cl A	15,865	33,054
Sanan Optoelectronics, Cl A	325,345	1,133,330
Shanghai 2345 Network Holding Group, Cl A	335,040	359,613
Shenzhen Kingdom Sci-Tech, Cl A	81,700	244,382
Shenzhen O-film Tech, Cl A	193,000	615,655
Suzhou Victory Precision Manufacture, Cl A(A)(B)(C)	34,800	44,110
Tatwah Smartech, Cl A*	67,200	194,535
Tianjin Zhonghuan Semiconductor, Cl A(A)(B)(C)	9,600	13,093
Tianma Microelectronics, Cl A	150,033	508,406
Tongding Interconnection Information, Cl A	78,300	169,264
Tsinghua Tongfang, Cl A	127,500	234,163
Tsinghua Unisplendour, Cl A	66,800	618,444
Unigroup Guoxin, Cl A	38,300	214,367
Venustech Group, Cl A	84,400	281,299
Westone Information Industry, Cl A	55,680	189,433
Yonyou Network Technology, Cl A	161,200	574,154
Youzu Interactive, Cl A	82,700	301,031
Zhejiang Dahua Technology, Cl A	223,050	808,216
ZTE, Cl A	263,440	1,122,321
		24,686,632
Materials — 9.5%
Aluminum Corp of China, Cl A*(A)(B)(C)	832,100	953,255
Angang Steel, Cl A	589,265	581,033
Anhui Conch Cement, Cl A	401,500	1,509,221
Baoshan Iron & Steel, Cl A	1,143,200	1,271,790
BBMG, Cl A	573,200	547,935
Beijing Oriental Yuhong Waterproof Technology, Cl A	30,400	176,511
Beijing Shougang, Cl A*	315,800	328,503
CEFC Anhui International Holding, Cl A	226,500	280,619
China Hainan Rubber Industry Group, Cl A	406,900	393,865
China Jushi, Cl A	134,940	232,795
China Molybdenum, Cl A	711,800	840,084

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
China Nonferrous Metal Industry’s Foreign Engineering and Construction, Cl A	23,400	$26,173
China Northern Rare Earth Group High-Tech, Cl A	229,100	556,299
Do-Fluoride Chemicals, Cl A	7,200	28,495
GEM, Cl A	172,120	224,387
Hesteel, Cl A	725,800	480,749
Hongda Xingye, Cl A	259,500	302,753
Huapont Life Sciences, Cl A	227,100	262,559
Hubei Biocause Pharmaceutical, Cl A	334,300	445,378
Inner Mongolia BaoTou Steel Union, Cl A*	1,388,880	564,517
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	593,800	451,420
Jiangsu Bicon Pharmaceutical Listed, Cl A	50,200	203,436
Jiangxi Copper, Cl A	196,900	547,175
Jiangxi Ganfeng Lithium, Cl A	55,000	722,813
Jinduicheng Molybdenum, Cl A	41,200	53,215
Kangde Xin Composite Material Group, Cl A	201,595	643,679
Kingenta Ecological Engineering Group, Cl A	197,200	238,975
Kingfa Sci & Tech, Cl A	128,300	118,782
Lomon Billions Group, Cl A	256,100	716,701
Luxin Venture Capital Group, Cl A	20,000	54,886
Maanshan Iron & Steel, Cl A*	739,700	512,227
Qinghai Salt Lake Industry, Cl A	65,700	187,126
Shandong Gold Mining, Cl A	131,300	621,238
Shandong Iron and Steel, Cl A*	289,470	107,634
Shandong Nanshan Aluminum, Cl A	638,200	383,335
Shanxi Taigang Stainless Steel, Cl A	352,600	268,054
Shenwu Energy Saving, Cl A*(A)(B)(C)	25,900	115,760
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	448,600	819,160
Sichuan Hebang Biotechnology, Cl A	662,760	230,471
Sinopec Shanghai Petrochemical, Cl A	425,500	404,183
Tangshan Jidong Cement, Cl A	96,600	237,327
Tianqi Lithium, Cl A	61,200	647,581
Tongling Nonferrous Metals Group, Cl A*	1,229,000	558,737
Wanhua Chemical Group, Cl A	253,100	1,605,974
Western Mining, Cl A	302,239	419,498
Xiamen Tungsten, Cl A	102,000	493,355
Xinjiang Zhongtai Chemical, Cl A	237,200	551,686
Xinxing Ductile Iron Pipes, Cl A	222,300	211,498
Yunnan Aluminium, Cl A*	186,300	388,990
Yunnan Chihong Zinc & Germanium, Cl A	246,100	276,746
Yunnan Tin, Cl A*	206,720	488,575
Zhejiang Huayou Cobalt, Cl A*	53,700	739,438
Zhejiang Juhua, Cl A	328,600	603,498
Zhejiang Longsheng Group, Cl A	153,300	236,776
Zhongjin Gold, Cl A	204,600	330,179
Zijin Mining Group, Cl A	2,223,000	1,295,088
		26,492,137

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 5.0%
Beijing Capital Development, Cl A	18,600	$31,024
Beijing Urban Construction Investment & Development, Cl A	62,800	147,196
China Fortune Land Development, Cl A	217,816	1,019,107
China Merchants Shekou Industrial Zone Holdings, Cl A	451,682	1,242,962
China Vanke, Cl A	749,000	2,959,784
Chongqing Dima Industry, Cl A	400,300	343,486
COFCO Property Group, Cl A(A)(B)(C)	130,200	158,957
Financial Street Holdings, Cl A	337,000	618,418
Future Land Holdings, Cl A	205,400	552,553
Gemdale, Cl A	490,600	847,110
Guangzhou Yuetai Group, Cl A	207,700	215,742
Kunwu Jiuding Investment Holdings, Cl A	36,600	176,807
Oceanwide Holdings, Cl A	26,700	32,637
Poly Real Estate Group, Cl A	884,100	1,384,151
RiseSun Real Estate Development, Cl A	409,900	589,908
Shanghai Jinqiao Export Processing Zone Development, Cl A	55,000	145,722
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	64,400	216,774
Shanghai SMI Holding, Cl A	175,025	258,738
Shanghai Zhangjiang High-Tech Park Development, Cl A	37,200	93,913
Shenzhen World Union Properties Consultancy, Cl A	76,900	135,097
Suning Universal, Cl A	385,200	318,352
Sunshine City Group, Cl A	72,800	76,715
Tahoe Group, Cl A	108,200	287,163
Xinhu Zhongbao, Cl A	479,600	309,731
Youngor Group, Cl A	666,300	982,980
Zhejiang China Commodities City Group, Cl A	546,200	578,037
Zhonghong Holding, Cl A(A)(B)(C)	56,980	16,984
Zhongtian Financial Group, Cl A(A)(B)(C)	101,000	116,010
		13,856,058
Telecommunication Services — 0.8%
China United Network Communications, Cl A	1,634,100	1,825,288
Dr Peng Telecom & Media Group, Cl A	131,758	392,926
		2,218,214
Utilities — 3.2%
Beijing Capital, Cl A	379,400	365,533
Chengdu Xingrong Environment, Cl A	463,900	399,456
China National Nuclear Power, Cl A	907,800	1,019,478
China Yangtze Power, Cl A	1,068,783	2,424,664
Datang International Power Generation, Cl A	388,800	264,554
GD Power Development, Cl A	385,300	192,569
Guangdong Golden Dragon Development, Cl A	41,700	133,710
Huadian Power International, Cl A	284,300	188,312
Huaneng Power International, Cl A	190,400	198,919
Hubei Energy Group, Cl A	413,700	310,144
Jointo Energy Investment Hebei, Cl A	112,300	194,075
Kaidi Ecological and Environmental Technology, Cl A*	201,700	175,502
SDIC Power Holdings, Cl A	424,000	468,501
Shanghai Dazhong Public Utilities Group, Cl A	208,300	160,549
Shanghai Electric Power, Cl A	166,400	279,555
Shenergy, Cl A	804,800	722,076

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (continued)

	Shares/ Face Amount	Value
COMMON STOCK (continued)
Utilities (continued)
Shenzhen Energy Group, Cl A	264,900	$257,212
Sichuan Chuantou Energy, Cl A	161,000	228,310
Zhejiang Zheneng Electric Power, Cl A	1,067,300	859,586
		8,842,705
TOTAL COMMON STOCK
(Cost $249,128,726)		276,221,128

CONVERTIBLE BOND — 0.0%
CHINA — 0.0%
Materials — 0.0%
Beijing Oriental Yuhong Waterproof Technology CV to 2.5987 0.300%, 09/25/2023	$59,700	10,797
TOTAL CONVERTIBLE BOND
(Cost $9,018)		10,797
TOTAL INVESTMENTS — 99.4%
(Cost $249,137,744)		276,231,925
OTHER ASSETS LESS LIABILITIES — 0.6%		1,683,201
NET ASSETS — 100%		$277,915,126

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2017 was $4,566,597 and represents 1.6% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of September 30, 2017 was $4,566,597 and represents 1.6% of Net Assets.

Cl — Class

CV — Convertible Security

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Bosera MSCI China A Share ETF (concluded)

The following is a list of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$30,248,211	$—	$819,063	$31,067,274
Consumer Staples	22,606,718	—	23,778	22,630,496
Energy	6,270,396	—	—	6,270,396
Financials	73,587,232	—	—	73,587,232
Health Care	16,952,107	—	531,541	17,483,648
Industrials	47,836,843	—	1,249,493	49,086,336
Information Technology	24,104,876	—	581,756	24,686,632
Materials	25,423,122	—	1,069,015	26,492,137
Real Estate	13,564,107	—	291,951	13,856,058
Telecommunication Services	2,218,214	—	—	2,218,214
Utilities	8,842,705	—	—	8,842,705
Total Common Stock	271,654,531	—	4,566,597	276,221,128
Convertible Bond	—	10,797	—	10,797
Total Investments in Securities	$271,654,531	$10,797	$4,566,597	$276,231,925

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of April 1, 2017	$554,490
Accrued discounts/premiums	—
Realized gain/(loss)(1)	(2)
Change in unrealized appreciation/(depreciation)(2)	44,482
Purchases	256,937
Sales	(56,845)
Transfer into Level 3	4,099,172
Transfer out of Level 3	(331,637)
Ending balance as of September 30, 2017	$4,566,597

(1)   Realized gain/(loss) from the sale of Level 3 securities is included on the Statement of Operations in Net Realized Gain (Loss) on Investments

(2)   Change in unrealized appreciation/(depreciation) is included on the Statement of Operations in Net Change in Unrealized Appreciation (Depreciation) on Investments

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2017, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Zacks New China ETF

	Shares	Value
COMMON STOCK — 98.0%
CHINA — 66.9%
Consumer Discretionary — 15.3%
Changchun Faway Automobile Components, Cl A	54,941	$180,385
China International Travel Service, Cl A	34,000	176,531
Hisense Electric, Cl A	58,000	137,168
Huayu Automotive Systems, Cl A	57,000	193,495
Tianneng Power International	230,000	237,636
		925,215
Consumer Staples — 3.1%
COFCO Tunhe Sugar, Cl A	86,000	122,343
MeiHua Holdings Group, Cl A	64,000	61,661
		184,004
Health Care — 8.8%
China Animal Healthcare*(A)(B)(C)	4,000	—
China Resources Pharmaceutical Group	59,500	70,693
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	36,000	150,714
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	88,000	229,838
Zhejiang Conba Pharmaceutical, Cl A	74,000	78,759
		530,004
Industrials — 17.3%
Anhui Heli, Cl A	96,000	146,107
CIMC Enric Holdings	194,000	126,921
First Tractor, Cl H	348,000	166,187
Fujian Longking, Cl A	82,000	208,864
Haitian International Holdings	86,000	247,187
Weichai Power, Cl H	138,736	152,045
		1,047,311
Information Technology — 4.5%
Baidu ADR*	380	94,122
Hanergy Thin Film Power Group*(A)(B)(C)	65,064	83
Legend Holdings, Cl H	28,000	69,761
Shengyi Technology, Cl A	148	341
Tencent Holdings	2,442	105,112
		269,419

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Zacks New China ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 0.0%
China Lumena New Materials*(A)(B)(C)	28,720	$—
China Shanshui Cement Group(A)(B)(C)	10,672	14
Tianhe Chemicals Group*(A)(B)(C)	40,000	—
		14
Utilities — 17.9%
Datang International Power Generation, Cl H	456,000	145,954
Huadian Power International, Cl A	103,000	68,224
Huadian Power International, Cl H	168,000	67,968
Huaneng Power International, Cl H	316,000	195,409
Huaneng Power International ADR	7,946	194,042
SDIC Power Holdings, Cl A	62,000	68,507
Shanghai Electric Power, Cl A	124,000	208,322
Zhejiang Zheneng Electric Power, Cl A	165,000	132,888
		1,081,314
TOTAL CHINA		4,037,281

HONG KONG — 20.3%
Consumer Discretionary — 1.8%
Haier Electronics Group	46,000	112,133
Consumer Staples — 2.5%
Sun Art Retail Group	163,000	151,299
Financials — 2.3%
People’s Insurance Group of China, Cl H	308,000	137,621
Industrials — 4.3%
Sinotruk Hong Kong	188,000	260,433
Information Technology — 7.1%
ASM Pacific Technology	13,800	198,766
Kingboard Chemical Holdings	16,500	87,351
Kingboard Laminates Holdings	87,500	141,377
		427,494
Utilities — 2.3%
China Resources Power Holdings	76,000	137,196
TOTAL HONG KONG		1,226,176

SINGAPORE — 4.9%
Industrials — 2.6%
China Yuchai International	7,000	155,820
Information Technology — 2.3%
Kulicke & Soffa Industries*	6,378	137,574
TOTAL SINGAPORE		293,394

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Zacks New China ETF (continued)

	Shares	Value
COMMON STOCK (continued)
UNITED STATES — 5.9%
Information Technology — 5.9%
Broadcom, Cl A	618	$149,890
Flex*	12,629	209,262
TOTAL UNITED STATES		359,152
TOTAL COMMON STOCK
(Cost $5,694,664)		5,916,003
TOTAL INVESTMENTS — 98.0%
(Cost $5,694,664)		5,916,003
OTHER ASSETS LESS LIABILITIES — 2.0%		122,584
NET ASSETS — 100%		$6,038,587

*       Non-income producing security.

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2017 was $97 and represents 0.0% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of September 30, 2017 was $97 and represents 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares Zacks New China ETF (concluded)

The following is a list of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3^	Total
Investments in Securities
Common Stock
China
Consumer Discretionary	$925,215	$—	$—	$925,215
Consumer Staples	184,004	—	—	184,004
Health Care	530,004	—	—	530,004
Industrials	1,047,311	—	—	1,047,311
Information Technology	269,336	—	83	269,419
Materials	—	—	14	14
Utilities	1,081,314	—	—	1,081,314
Hong Kong	1,226,176	—	—	1,226,176
Singapore	293,394	—	—	293,394
United States	359,152	—	—	359,152
Total Common Stock	5,915,906	—	97	5,916,003
Total Investments in Securities	$5,915,906	$—	$97	$5,916,003

^      A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2017, the transfers in and out of Level 3 occurred due to a halt in trading of these securities. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 95.5%
Consumer Discretionary — 20.8%
500.com ADR, Cl A*	441,931	$4,861,241
Cogobuy Group	5,948,818	3,655,796
Ctrip.com International ADR*	999,425	52,709,674
JD.com ADR*	1,635,784	62,486,949
Jumei International Holding ADR*	1,514,863	4,393,103
TAL Education Group ADR	1,815,210	61,190,729
Tuniu ADR*	770,567	6,025,834
Vipshop Holdings ADR*	2,910,299	25,581,528
		220,904,854
Industrials — 2.1%
51job ADR*	362,726	21,984,823
Information Technology — 72.6%
21Vianet Group ADR*	789,255	4,490,861
58.com ADR*	823,833	52,016,815
Alibaba Group Holding ADR*	621,666	107,367,935
Autohome ADR*	776,396	46,645,872
Baidu ADR*	401,439	99,432,426
Baozun ADR*	384,071	12,582,166
Bitauto Holdings ADR*	526,982	23,545,556
Boyaa Interactive International*	5,704,000	2,278,474
Changyou.com ADR*	293,999	11,645,300
Cheetah Mobile ADR*	897,810	7,550,582
Fang Holdings ADR*	4,434,061	17,957,947
HC International	7,761,900	6,260,639
Kingsoft	13,462,000	31,368,303
Momo ADR*	973,651	30,514,222
NetEase ADR	119,077	31,413,703
SINA*	418,282	47,956,031
Sohu.com*	461,386	25,122,468
Tencent Holdings	2,662,300	114,594,756
Tian Ge Interactive Holdings	8,297,000	6,044,264
Weibo ADR*	490,042	48,484,736
Yirendai ADR	177,080	7,426,735
YY ADR*	431,326	37,430,470
		772,130,261
TOTAL CHINA		1,015,019,938

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares CSI China Internet ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
HONG KONG — 4.4%
Consumer Discretionary — 3.2%
Alibaba Pictures Group*	210,590,000	$33,702,165
Information Technology — 1.2%
NetDragon Websoft Holdings	3,807,252	12,722,199
TOTAL HONG KONG		46,424,364
TOTAL COMMON STOCK
(Cost $916,344,465)		1,061,444,302
TOTAL INVESTMENTS — 99.9%
(Cost $916,344,465)		1,061,444,302
OTHER ASSETS LESS LIABILITIES — 0.1%		1,535,482
NET ASSETS — 100%		$1,062,979,784

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*       Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2017, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A)	Value
COMMERCIAL PAPER — 88.3%
CHINA — 88.3%
Consumer Staples — 7.5%
Bright Food Group Ltd. 4.250%, 02/12/2018	3,000,000	$451,661
Fujian Provincial Expressway Ltd. 4.350%, 05/01/2018	3,000,000	451,372
		903,033
Financials — 32.3%
AVIC International Leasing Ltd. 5.100%, 03/05/2018	5,000,000	752,994
Beijing Economic Technological Investment & Development 4.590%, 05/18/2018	3,000,000	451,405
Guangdong Hengjian Investment Holding Ltd. 4.780%, 03/12/2018	3,000,000	451,804
Ping An International Financial Leasing Ltd. 4.950%, 02/11/2018	3,000,000	451,868
Shandong State-owned Assets Ltd. 4.730%, 06/04/2018	7,000,000	1,054,180
Zhuhai Huafa Synthetical Development Ltd. 4.680%, 05/11/2018	5,000,000	752,436
		3,914,687
Industrials — 16.2%
Beijing Capital International Airport Ltd. 3.200%, 11/17/2017	5,000,000	751,663
Shandong Hi-Speed Group Ltd. 4.790%, 06/02/2018	2,000,000	301,060
South Cement Ltd. 4.730%, 06/19/2018	3,000,000	451,774
Tianjin Rail Transit Group Ltd. 4.600%, 05/19/2018	3,000,000	451,591
		1,956,088

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares E Fund China Commercial Paper ETF (continued)

	Face Amount(A)/ Shares	Value
COMMERCIAL PAPER (continued)
Materials — 8.7%
China National Gold Group 4.650%, 05/22/2018	3,000,000	$451,483
HeSteel Group 4.750%, 04/19/2018	2,000,000	300,973
Shougang Group 4.300%, 11/14/2017	2,000,000	301,033
		1,053,489
Utilities — 23.6%
Beijing Jingneng Power Ltd. 4.600%, 04/26/2018	3,000,000	451,741
China Datang 4.050%, 11/18/2017	3,000,000	451,503
GD Power Development Ltd. 3.750%, 10/20/2017	5,000,000	752,906
Huaneng Lancang River Hydropower 4.340%, 11/06/2017	5,000,000	752,881
State Power Investment 4.100%, 10/20/2017	3,000,000	451,801
		2,860,832
TOTAL COMMERCIAL PAPER (Cost $10,513,350)		10,688,129

SHORT-TERM INVESTMENTS(B)(C) — 9.5%
China Universal Express Income Money Market Fund, 3.690%	367	55
E Fund Money Market Fund, 4.057%*	3,831,428	577,062
Fortune SGAM Xianjin Tianyi Money Market Fund, 3.846%	3,830,166	576,929
Xianjinbao Real-Time Redemption Money Market Fund, 3.711%	3,324	501
TOTAL SHORT-TERM INVESTMENTS (Cost $1,099,045)		1,154,547
TOTAL INVESTMENTS — 97.8% (Cost $11,612,395)		11,842,676
OTHER ASSETS LESS LIABILITIES — 2.2%		261,498
NET ASSETS — 100%		$12,104,174

*       Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended September 30, 2017 are as follows:

Value of Shares Held as of 3/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 9/30/17	Number of Shares Held as of 9/30/17	Dividend Income
E Fund Money Market Fund
$482,743	$119,798	$(48,876)	$22,007	$1,390	$577,062	3,831,428	$ —

(A)	In CNY unless otherwise indicated.
(B)	Class not available.
(C)	The rate shown is the 7-day effective yield as of September 30, 2017.

CNY — Chinese Yuan

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares E Fund China Commercial Paper ETF (concluded)

As of September 30, 2017, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2017, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares FTSE Emerging Markets Plus ETF

	Shares	Value
COMMON STOCK — 79.5%‡
BRAZIL — 4.6%
Consumer Discretionary — 0.5%
Lojas Renner	1,210	$13,771
Consumer Staples — 1.3%
Ambev	2,850	18,957
BRF*	900	13,031
		31,988
Energy — 0.7%
Petroleo Brasileiro*	1,298	6,533
Ultrapar Participacoes	427	10,205
		16,738
Financials — 0.8%
B3 — Brasil Bolsa Balcao	1,720	12,980
BB Seguridade Participacoes	910	8,199
		21,179
Information Technology — 0.2%
Cielo	811	5,624
Materials — 0.8%
Vale	2,000	20,271
Telecommunication Services — 0.3%
TIM Participacoes	2,193	8,049
TOTAL BRAZIL		117,620

CHILE — 1.1%
Energy — 0.2%
Empresas COPEC	456	5,979
Financials — 0.2%
Banco Santander Chile	56,610	4,215
Utilities — 0.7%
Enel Americas	45,128	9,254
Enel Generacion Chile	9,353	8,178
		17,432
TOTAL CHILE		27,626

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
CHINA — 22.7%
Consumer Discretionary — 1.7%
BYD, Cl H	3,475	$32,233
Ctrip.com International ADR*	188	9,915
Shanghai Jinjiang International Hotels Development	200	484
		42,632
Consumer Staples — 0.2%
Hengan International Group	560	5,184
Energy — 1.7%
China Petroleum & Chemical, Cl H	16,500	12,358
China Shenhua Energy, Cl H	4,701	11,050
CNOOC	9,826	12,681
PetroChina, Cl H	11,984	7,595
		43,684
Financials — 6.0%
Agricultural Bank of China, Cl H	26,397	11,829
Bank of China, Cl H	48,396	23,855
China CITIC Bank, Cl H	21,858	13,880
China Construction Bank, Cl H	57,296	47,534
China Life Insurance, Cl H	7,483	22,275
New China Life Insurance, Cl H	1,445	8,168
PICC Property & Casualty, Cl H	2,340	4,128
Ping An Insurance Group of China, Cl H	3,000	23,026
		154,695
Health Care — 0.2%
China Medical System Holdings	3,340	5,833
Industrials — 1.4%
Anhui Expressway, Cl H	15,512	11,817
China Communications Construction, Cl H	14,690	18,337
CITIC	3,780	5,585
		35,739
Information Technology — 9.3%
Alibaba Group Holding ADR*	378	65,285
Baidu ADR*	173	42,850
Hanergy Thin Film Power Group*(A)(B)(C)	4,364	6
NetEase ADR	78	20,577
Tencent Holdings	2,558	110,105
		238,823
Real Estate — 0.6%
China Overseas Land & Investment	2,839	9,232
China Resources Land	2,214	6,775
		16,007
Telecommunication Services — 1.2%
China Mobile	2,972	30,117
Utilities — 0.4%
ENN Energy Holdings	882	6,391
Huaneng Power International, Cl H	9,077	5,613
		12,004
TOTAL CHINA		584,718
The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
COLOMBIA — 1.2%
Energy — 0.3%
Ecopetrol	14,710	$7,013
Financials — 0.5%
Bancolombia	507	5,607
Financiera Colombiana	195	1,901
Grupo de Inversiones Suramericana	377	5,248
		12,756
Materials — 0.4%
Cementos Argos	1,089	4,339
Grupo Argos	940	6,760
		11,099
TOTAL COLOMBIA		30,868

CZECH REPUBLIC — 0.6%
Financials — 0.2%
Komercni banka as	130	5,677
Utilities — 0.4%
CEZ	461	9,253
TOTAL CZECH REPUBLIC		14,930

EGYPT — 1.8%
Financials — 1.1%
Commercial International Bank Egypt SAE	4,326	20,005
Egyptian Financial Group-Hermes Holding	6,108	7,669
		27,674
Industrials — 0.2%
ElSewedy Electric	1,111	6,606
Real Estate — 0.2%
Talaat Moustafa Group	11,045	5,713
Telecommunication Services — 0.3%
Global Telecom Holding SAE*	19,879	7,231
TOTAL EGYPT		47,224

HONG KONG — 1.1%
Consumer Discretionary — 0.2%
Haier Electronics Group	2,056	5,012
Consumer Staples — 0.0%
Qinqin Foodstuffs Group Cayman*	112	30
Financials — 0.9%
China Cinda Asset Management, Cl H	13,504	4,979
Industrial & Commercial Bank of China, Cl H	19,441	14,436
People’s Insurance Group of China, Cl H	6,452	2,883
		22,298
TOTAL HONG KONG		27,340

HUNGARY — 0.3%
Financials — 0.3%
OTP Bank	210	7,908
TOTAL HUNGARY		7,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
INDIA — 14.4%
Consumer Discretionary — 1.1%
Tata Motors ADR*	900	$28,143
Financials — 8.0%
HDFC Bank ADR	1,500	144,555
ICICI Bank ADR	7,168	61,358
		205,913
Health Care — 0.7%
Dr Reddy’s Laboratories ADR	512	18,268
Information Technology — 3.2%
Infosys ADR	4,045	59,017
Wipro ADR	3,924	22,288
		81,305
Materials — 1.4%
Vedanta ADR	1,908	36,939
TOTAL INDIA		370,568

INDONESIA — 6.1%
Consumer Discretionary — 0.9%
Astra International	38,102	22,348
Consumer Staples — 0.7%
Indofood Sukses Makmur	12,428	7,774
Unilever Indonesia	2,784	10,123
		17,897
Financials — 2.6%
Bank Central Asia	12,820	19,322
Bank Mandiri Persero	25,444	12,704
Bank Negara Indonesia Persero	20,176	11,085
Bank Rakyat Indonesia Persero	20,841	23,635
		66,746
Industrials — 0.7%
United Tractors	7,104	16,878
Materials — 0.3%
Semen Indonesia Persero	12,163	9,143
Telecommunication Services — 0.9%
Telekomunikasi Indonesia Persero	67,448	23,436
TOTAL INDONESIA		156,448

MALAYSIA — 1.3%
Consumer Discretionary — 0.1%
Genting	1,603	3,625
Industrials — 0.4%
Gamuda	7,674	9,596
Materials — 0.3%
Petronas Chemicals Group	4,820	8,322
Utilities — 0.5%
Petronas Gas	1,305	5,532
Tenaga Nasional	1,817	6,162
		11,694
TOTAL MALAYSIA		33,237

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
MEXICO — 4.2%
Consumer Discretionary — 0.3%
Grupo Televisa	1,774	$8,768
Consumer Staples — 0.9%
Fomento Economico Mexicano	1,336	12,793
Grupo Bimbo, Ser A	1,430	3,470
Wal-Mart de Mexico	3,372	7,743
		24,006
Financials — 0.7%
Gentera	4,178	6,787
Grupo Financiero Banorte, Cl O	1,536	10,604
		17,391
Industrials — 0.5%
Grupo Aeroportuario del Sureste, Cl B	374	7,153
Promotora y Operadora de Infraestructura	412	4,362
		11,515
Materials — 0.9%
Cemex*	12,627	11,501
Grupo Mexico	3,992	12,260
		23,761
Real Estate — 0.2%
Fibra Uno Administracion†	3,433	5,808
Telecommunication Services — 0.7%
America Movil	19,782	17,615
TOTAL MEXICO		108,864

PAKISTAN — 1.4%
Energy — 1.0%
Oil & Gas Development	10,465	14,769
Pakistan Petroleum	7,376	12,234
		27,003
Materials — 0.4%
Fauji Fertilizer	11,972	9,450
TOTAL PAKISTAN		36,453

PERU — 1.1%
Financials — 0.8%
Credicorp	105	21,527
Materials — 0.3%
Cia de Minas Buenaventura ADR	502	6,421
TOTAL PERU		27,948

PHILIPPINES — 1.4%
Consumer Staples — 0.1%
Universal Robina	1,150	3,459
Financials — 0.2%
Ayala	315	6,015
Industrials — 0.7%
International Container Terminal Services	3,777	7,732
SM Investments	510	8,865
		16,597

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Real Estate — 0.3%
Ayala Land	9,000	$7,707
Telecommunication Services — 0.1%
Globe Telecom	80	3,228
TOTAL PHILIPPINES		37,006

POLAND — 1.6%
Energy — 0.6%
Polski Koncern Naftowy ORLEN	466	15,563
Financials — 1.0%
Bank Pekao	130	4,567
Powszechna Kasa Oszczednosci Bank Polski	698	6,767
Powszechny Zaklad Ubezpieczen	1,098	13,861
		25,195
TOTAL POLAND		40,758

RUSSIA — 5.7%
Consumer Staples — 0.7%
Magnit GDR	463	18,960
Energy — 3.0%
Gazprom	9,824	20,857
Lukoil	569	30,290
Novatek OAO	130	1,500
Rosneft	1,064	5,896
Tatneft	2,482	17,734
		76,277
Financials — 1.4%
Sberbank of Russia	9,698	32,406
VTB Bank	4,583,252	4,904
		37,310
Materials — 0.6%
MMC Norilsk Nickel	88	15,167
TOTAL RUSSIA		147,714

SOUTH AFRICA — 1.4%
Consumer Discretionary — 0.7%
Naspers, Cl N	77	16,652
Steinhoff International Holdings	506	2,250
		18,902
Financials — 0.4%
Remgro	634	9,642
Industrials — 0.0%
Novus Holdings	26	12
Information Technology — 0.3%
Sasol	244	6,704
TOTAL SOUTH AFRICA		35,260

TAIWAN — 2.2%
Energy — 0.2%
Formosa Petrochemical	1,447	4,987
Information Technology — 0.9%
Taiwan Semiconductor Manufacturing	3,163	22,582

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Materials — 1.1%
Formosa Chemicals & Fibre	2,556	$7,772
Formosa Plastics	3,312	10,026
Nan Ya Plastics	4,403	10,846
		28,644
TOTAL TAIWAN		56,213

THAILAND — 2.0%
Consumer Staples — 0.3%
CP ALL	4,096	8,198
Energy — 0.8%
PTT	865	10,582
Thai Oil	3,342	9,270
		19,852
Health Care — 0.2%
Bumrungrad Hospital	824	5,312
Industrials — 0.3%
Airports of Thailand	4,700	8,315
Telecommunication Services — 0.4%
Advanced Info Service	1,805	10,337
TOTAL THAILAND		52,014

TURKEY — 2.7%
Consumer Discretionary — 0.2%
Arcelik	986	6,300
Consumer Staples — 0.4%
BIM Birlesik Magazalar	496	10,356
Energy — 0.7%
Tupras Turkiye Petrol Rafinerileri	505	17,269
Financials — 0.7%
Akbank	2,892	7,644
Turkiye Garanti Bankasi	3,481	9,476
		17,120
Industrials — 0.4%
KOC Holding	2,195	10,092
Telecommunication Services — 0.3%
Turkcell Iletisim Hizmetleri	2,250	8,029
TOTAL TURKEY		69,166

UNITED ARAB EMIRATES — 0.6%
Financials — 0.2%
Abu Dhabi Commercial Bank	1,164	2,250
First Abu Dhabi Bank	670	1,860
		4,110
Real Estate — 0.4%
Emaar Properties	5,130	11,859
Telecommunication Services — 0.0%
Emirates Telecommunications Group	186	876
TOTAL UNITED ARAB EMIRATES		16,845
TOTAL COMMON STOCK (Cost $1,773,679)		2,046,728

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares FTSE Emerging Markets Plus ETF (continued)

	Shares	Value
OTHER INVESTMENT COMPANY — 14.7%
KraneShares Bosera MSCI China A Share ETF**	11,342	$376,553
TOTAL OTHER INVESTMENT COMPANY (Cost $426,974)		376,553

PREFERRED STOCK(D) — 3.0%
BRAZIL — 3.0%
Energy — 0.6%
Petroleo Brasileiro*	3,200	15,519
Financials — 2.1%
Banco Bradesco	1,742	19,374
Itau Unibanco Holding	1,672	22,994
Itausa – Investimentos Itau	3,391	11,846
		54,214
Telecommunication Services — 0.3%
Telefonica Brasil	500	7,960
TOTAL PREFERRED STOCK (Cost $58,948)		77,693
TOTAL INVESTMENTS — 97.2% (Cost $2,259,601)		2,500,974
OTHER ASSETS LESS LIABILITIES — 2.8%		72,968
NET ASSETS — 100%		$2,573,942

**     Affiliated investment is a registered investment company which is managed by Krane Funds Advisors, LLC (the “Adviser”). Transactions with affiliated companies during the period ended September 30, 2017 are as follows:

Value of Shares Held as of 3/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 9/30/17	Number of Shares Held as of 9/30/17	Dividend Income
KraneShares Bosera MSCI China A Share ETF
$ 325,969	$ —	$ —	$ 50,584	$ —	$ 376,553	11,342	$ —

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

†      Real Estate Investment Trust

(A)   Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of September 30, 2017 was $6 and represents 0.0% of Net Assets.

(B)   Level 3 security in accordance with fair value hierarchy.

(C)   Security considered illiquid. The total value of such securities as of September 30, 2017 was $6 and represents 0.0% of Net Assets.

(D)   Rates not available for international preferred securities.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

Ser — Series

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares FTSE Emerging Markets Plus ETF (concluded)

The following is a list of the inputs used, as of September 30, 2017, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3^	Total
Investments in Securities
Common Stock
Brazil	$117,620	$—	$—	$117,620
Chile	27,626	—	—	27,626
China
Consumer Discretionary	42,632	—	—	42,632
Consumer Staples	5,184	—	—	5,184
Energy	43,684	—	—	43,684
Financials	154,695	—	—	154,695
Health Care	5,833	—	—	5,833
Industrials	35,739	—	—	35,739
Information Technology	238,817	—	6	238,823
Real Estate	16,007	—	—	16,007
Telecommunication Services	30,117	—	—	30,117
Utilities	12,004	—	—	12,004
Colombia	30,868	—	—	30,868
Czech Republic	14,930	—	—	14,930
Egypt	47,224	—	—	47,224
Hong Kong	27,340	—	—	27,340
Hungary	7,908	—	—	7,908
India	370,568	—	—	370,568
Indonesia	156,448	—	—	156,448
Malaysia	33,237	—	—	33,237
Mexico	108,864	—	—	108,864
Pakistan	36,453	—	—	36,453
Peru	27,948	—	—	27,948
Philippines	37,006	—	—	37,006
Poland	40,758	—	—	40,758
Russia	147,714	—	—	147,714
South Africa	35,260	—	—	35,260
Taiwan	56,213	—	—	56,213
Thailand	52,014	—	—	52,014
Turkey	69,166	—	—	69,166
United Arab Emirates	16,845	—	—	16,845
Total Common Stock	2,046,722	—	6	2,046,728
Other Investment Company	376,553	—	—	376,553
Preferred Stock	77,693	—	—	77,693
Total Investments in Securities	$2,500,968	$—	$6	$2,500,974

^      A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 91.0%‡
CHINA — 38.6%
Financials — 3.1%
Bank of Guiyang, Cl A	4,000	$8,858
Bank of Jiangsu, Cl A	8,000	9,996
Bank of Nanjing, Cl A	17,500	20,838
Bank of Ningbo, Cl A	10,500	24,943
Chongqing Rural Commercial Bank, Cl H	18,000	11,407
		76,042
Industrials — 19.8%
China Gezhouba Group, Cl A	9,800	15,313
China Railway Construction, Cl H	14,000	17,745
China Railway Group, Cl H	27,000	22,331
China Railway Hi-tech Industry, Cl A	4,600	9,501
China State Construction Engineering, Cl A	63,900	89,268
CRRC, Cl H	29,000	25,767
Daqin Railway, Cl A	31,900	42,019
Guangshen Railway, Cl A	11,900	9,065
Guoxuan High-Tech, Cl A	1,700	8,113
Han’s Laser Technology Industry Group, Cl A	2,200	14,440
Jiangsu Expressway, Cl H	8,000	12,250
Jiangsu Zhongtian Technology, Cl A	6,400	13,768
Metallurgical Corp of China, Cl A	29,000	22,352
NARI Technology, Cl A	5,200	12,932
Ningbo Zhoushan Port, Cl A	8,400	7,423
Northcom Group, Cl A*	2,040	7,214
Shanghai Construction Group, Cl A	18,500	10,667
Shanghai Electric Group, Cl H	20,000	8,808
Shanghai International Port Group, Cl A	17,600	17,725
Suzhou Gold Mantis Construction Decoration, Cl A	5,600	9,307
TangShan Port Group, Cl A	9,700	7,389
TBEA, Cl A	6,600	9,796
XCMG Construction Machinery, Cl A	14,500	8,033
Xinjiang Goldwind Science & Technology, Cl A	6,000	11,796
Yangzijiang Shipbuilding Holdings	13,300	14,006

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
Industrials (continued)
Zhejiang Expressway, Cl H	10,000	$12,431
Zhengzhou Yutong Bus, Cl A	4,500	16,664
Zhuzhou CRRC Times Electric, Cl H	3,700	20,725
Zoomlion Heavy Industry Science and Technology, Cl A	13,100	8,835
		485,683
Materials — 3.3%
Anhui Conch Cement, Cl H	8,500	33,899
BBMG, Cl H	16,000	8,112
Beijing Oriental Yuhong Waterproof Technology, Cl A	1,800	10,451
China Northern Rare Earth Group High-Tech, Cl A	7,500	18,212
Yunnan Chihong Zinc & Germanium, Cl A	9,020	10,143
		80,817
Utilities — 12.4%
CGN Power, Cl H	73,000	20,188
China Longyuan Power Group, Cl H	23,000	17,138
China National Nuclear Power, Cl A	27,200	30,546
China Yangtze Power, Cl A	30,600	69,420
Datang International Power Generation, Cl H	20,000	6,401
ENN Energy Holdings	5,000	36,232
GD Power Development, Cl A	41,900	20,941
Huadian Power International, Cl A	17,200	11,393
Huaneng Power International, Cl H	30,000	18,551
Huaneng Renewables, Cl H	34,000	11,231
SDIC Power Holdings, Cl A	14,300	15,801
Shanghai Electric Power, Cl A	4,500	7,560
Shenergy, Cl A	9,500	8,524
Sichuan Chuantou Energy, Cl A	9,300	13,188
Zhejiang Zheneng Electric Power, Cl A	18,800	15,141
		302,255
TOTAL CHINA		944,797

HONG KONG — 4.0%
Industrials — 0.5%
Shenzhen International Holdings	6,000	11,277
Utilities — 3.5%
China Gas Holdings	12,000	35,951
China Power International Development	23,000	7,568
China Resources Gas Group	6,000	20,894
China Resources Power Holdings	12,000	21,662
		86,075
TOTAL HONG KONG		97,352

INDONESIA — 1.7%
Energy — 1.7%
Adaro Energy	261,700	35,459
Bumi Resources*	438,500	6,479
TOTAL INDONESIA		41,938

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares MSCI One Belt One Road Index ETF (continued)

	Shares	Value
COMMON STOCK (continued)
ISRAEL — 6.6%
Industrials — 2.6%
Elbit Systems	431	$63,358
Materials — 4.0%
Frutarom Industries	721	55,495
Israel Chemicals	9,445	41,923
		97,418
TOTAL ISRAEL		160,776

KAZAKHSTAN — 1.2%
Energy — 1.2%
KazMunaiGas Exploration Production GDR	3,090	30,591
TOTAL KAZAKHSTAN		30,591

MALAYSIA — 7.7%
Energy — 0.9%
Sapura Energy	63,200	22,750
Industrials — 3.8%
Sime Darby	43,500	92,924
Materials — 3.0%
Petronas Chemicals Group	42,600	73,547
TOTAL MALAYSIA		189,221

PHILIPPINES — 4.9%
Industrials — 4.9%
DMCI Holdings	74,300	22,816
International Container Terminal Services	9,280	18,999
JG Summit Holdings	52,280	77,186
TOTAL PHILIPPINES		119,001

POLAND — 3.4%
Materials — 3.4%
KGHM Polska Miedz	2,588	83,380
TOTAL POLAND		83,380

RUSSIA — 4.8%
Energy — 4.8%
Rosneft	21,250	117,755
TOTAL RUSSIA		117,755

SINGAPORE — 9.8%
Financials — 6.0%
Oversea-Chinese Banking	18,000	147,929
Industrials — 3.8%
Hutchison Port Holdings Trust, Cl U	40,100	17,243
Keppel	7,900	37,756
Singapore Airlines	2,000	14,787
Singapore Technologies Engineering	8,700	22,039
		91,825
TOTAL SINGAPORE		239,754

The accompanying notes are an integral part of the financial statements.

Schedule of Investments (Unaudited) September 30, 2017

KraneShares MSCI One Belt One Road Index ETF (concluded)

	Shares	Value
COMMON STOCK (continued)
SOUTH AFRICA — 2.1%
Materials — 2.1%
Anglo American Platinum*	977	$24,963
Impala Platinum Holdings*	11,378	26,123
TOTAL SOUTH AFRICA		51,086

THAILAND — 5.2%
Energy — 1.4%
IRPC	181,200	34,230
Materials — 3.8%
PTT Global Chemical	39,800	91,892
TOTAL THAILAND		126,122

TURKEY — 1.0%
Industrials — 1.0%
Turk Hava Yollari AO*	9,864	24,271
TOTAL TURKEY		24,271
TOTAL COMMON STOCK
(Cost $2,281,506)		2,226,044

OTHER INVESTMENT COMPANIES — 3.9%
Columbia India Infrastructure ETF	3,300	46,662
iShares MSCI India ETF	1,500	49,275
TOTAL OTHER INVESTMENT COMPANIES (Cost $101,235)		95,937

PREFERRED STOCK — 1.0%
RUSSIA — 1.0%
Energy — 1.0%
Transneft	8	24,657
TOTAL PREFERRED STOCK (Cost $24,119)		24,657
TOTAL INVESTMENTS — 95.9% (Cost $2,406,860)		2,346,638
OTHER ASSETS LESS LIABILITIES — 4.1%		101,320
NET ASSETS — 100%		$2,447,958

‡      Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

As of September 30, 2017, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 2 investments.

For the period ended September 30, 2017, there have been no transfers between Level 2 and Level 3 investments.

For the period ended September 30, 2017, there have been no transfers between Level 1 and Level 3 investments. Transfers between levels are recognized at period end.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited)
September 30, 2017

	KraneShares Bosera MSCI China A Share ETF	KraneShares Zacks New China ETF	KraneShares CSI China Internet ETF
Assets:
Investments at Value	$276,231,925	$5,916,003	$1,061,444,302
Foreign Currency at Value	3,243,106	1,200	16,322
Cash and Cash Equivalents	653,273	122,099	3,416,106
Receivable for Investment Securities Sold	6,523,363	—	23,640,682
Receivable for Capital Shares Sold	4,972,618	—	—
Dividend and Interest Receivable	—	2,822	331,022
Total Assets	291,624,285	6,042,124	1,088,848,434

Liabilities:
Payable for Investment Securities Purchased	13,553,386	—	2,610,451
Payable for Capital Shares Redeemed	—	—	22,677,343
Payable for Management Fees	118,868	3,352	572,466
Payable for Foreign Capital Gains Tax	34,549	—	—
Payable for Trustees’ Fee	2,356	185	8,383
Unrealized Depreciation on Spot Contracts	—	—	7
Total Liabilities	13,709,159	3,537	25,868,650
Net Assets	$277,915,126	$6,038,587	$1,062,979,784

Net Assets Consist of:
Paid-in Capital	$248,479,819	$4,666,658	$918,708,246
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	2,159,104	25,355	(1,733,142)
Accumulated Net Realized Gain on Investments and Foreign Currency Translations	189,027	1,125,235	904,814
Net Unrealized Appreciation on Investments	27,094,181	221,339	145,099,837
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(7,005)	—	29
Net Assets	$277,915,126	$6,038,587	$1,062,979,784

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	8,400,000	150,000	18,750,000
Net Asset Value, Offering and Redemption Price Per Share	$33.09	$40.26	$56.69
Cost of Investments	$249,137,744	$5,694,664	$916,344,465
Cost of Foreign Currency	3,254,139	1,200	16,322

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities (Unaudited) (concluded)
September 30, 2017

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF	KraneShares MSCI One Belt One Road Index ETF
Assets:
Investments at Value	$11,265,614	$2,124,421	$2,346,638
Affiliated Investments at Value	577,062	376,553	—
Foreign Currency at Value	83,921	2,264	48
Cash and Cash Equivalents	44,460	69,957	101,892
Dividend and Interest Receivable	139,568	1,872	572
Reclaim Receivable	—	246	—
Total Assets	12,110,625	2,575,313	2,449,150

Liabilities:
Payable for Management Fees	5,630	1,273	1,167
Payable for Trustees’ Fee	821	98	25
Total Liabilities	6,451	1,371	1,192
Net Assets	$12,104,174	$2,573,942	$2,447,958

Net Assets Consist of:
Paid-in Capital	$12,240,899	$2,483,561	$2,500,050
Undistributed Net Investment Income/(Accumulated Net Investment Loss)	(347,024)	29,501	(623)
Accumulated Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	(20,545)	(180,500)	8,750
Net Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	230,281	241,373	(60,222)
Net Unrealized Appreciation on Foreign Currency Translations	563	7	3
Net Assets	$12,104,174	$2,573,942	$2,447,958

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	350,000	100,000	100,002
Net Asset Value, Offering and Redemption Price Per Share	$34.58	$25.74	$24.48
Cost of Investments	$11,065,241	$1,832,627	$2,406,860
Cost of Affiliated Investments	547,154	426,974	—
Cost of Foreign Currency	85,206	2,260	49

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited)
For the Period Ended September 30, 2017

	KraneShares Bosera MSCI China A Share ETF	KraneShares Zacks New China ETF	KraneShares CSI China Internet ETF
Investment Income:
Dividend Income	$3,128,353	$65,130	$3,129,690
Interest Income	5,098	406	21,145
Less: Foreign Taxes Withheld	(323,946)	(5,783)	(28,975)
Total Investment Income	2,809,505	59,753	3,121,860

Expenses:
Management Fees	646,740	15,300	2,051,632
Trustees’ Fees	27,341	1,215	121,879
Total Expenses	674,081	16,515	2,173,511
Management Fee Waiver	(165,832)	—	—
Trustees’ Fee Waiver	—	(57)	(7,545)
Net Expenses	508,249	16,458	2,165,966
Net Investment Income	2,301,256	43,295	955,894

Net Realized Gain (Loss) on:
Investments	1,302,071	1,133,858	16,686,191 (1)
Foreign Currency Translations	(179,064)	(6,463)	(6,769)
Net Realized Gain on Investments and Foreign Currency Translations	1,123,007	1,127,395	16,679,422

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	27,251,373	(548,684)	130,918,867
Foreign Currency Translations	(7,005)	—	29

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	27,244,368	(548,684)	130,918,896

Net Realized and Unrealized Gain on Investments and Foreign Currency Translations	28,367,375	578,711	147,598,318

Net Increase in Net Assets Resulting from Operations	$30,668,631	$622,006	$148,554,212

(1)    Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Operations (Unaudited) (concluded)
For the Period Ended September 30, 2017

	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF	KraneShares MSCI One Belt One Road Index ETF(1)
Investment Income:
Dividend Income	$—	$42,997	$649
Interest Income	184,535	109	—
Less: Foreign Taxes Withheld	—	(4,407)	(80)
Total Investment Income	184,535	38,699	569

Expenses:
Management Fees	36,063	8,216	1,167
Trustees’ Fees	24,078	738	34
Total Expenses	60,141	8,954	1,201
Management Fee Waiver	(6,364)	(1,021)	—
Trustees’ Fee Waiver	(106)	(24)	(9)
Net Expenses	53,671	7,909	1,192
Net Investment Income (Loss)	130,864	30,790	(623)

Net Realized Gain (Loss) on:
Investments	(1,388)	21	(371)
Affiliated Investments	1,390	—	—
Foreign Currency Translations	40,495	(31)	9,121
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	40,497	(10)	8,750

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	353,892	236,258	(60,222)
Affiliated Investments	22,007	50,584	—
Foreign Currency Translations	1,426	(6)	3

Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	377,325	286,836	(60,219)

Net Realized and Unrealized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	417,822	286,826	(51,469)

Net Increase (Decrease) in Net Assets Resulting from Operations	$548,686	$317,616	$(52,092)
(1)    Commenced operations on September 7, 2017.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	KraneShares Bosera MSCI China A Share ETF
	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations:
Net Investment Income (Loss)	$2,301,256	$(7,689)
Net Realized Gain (Loss) on Investments and Foreign Currency Translations	1,123,007	(866,910)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	27,244,368	433,959
Net Increase (Decrease) in Net Assets Resulting from Operations	30,668,631	(440,640)

Dividends and Distributions from:
Net Realized Gains	—	(127,486)
Return of Capital	—	(437,353)
Total Dividends and Distributions	—	(564,839)

Capital Share Transactions:(1)
Issued	194,752,710	58,784,489
Redeemed	—	(9,840,619)
Increase in Net Assets from Capital Share Transactions	194,752,710	48,943,870
Total Increase in Net Assets	225,421,341	47,938,391

Net Assets:
Beginning of Period	52,493,785	4,555,394
End of Period	$277,915,126	$52,493,785
Undistributed (Distributions in Excess of) Net Investment Income	$2,159,104	$(142,152)

Share Transactions:
Issued	6,550,000	2,050,000
Redeemed	—	(350,000)
Net Increase in Shares Outstanding from Share Transactions	6,550,000	1,700,000

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares Zacks New China ETF
	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations:
Net Investment Income	$43,295	$16,561
Net Realized Gain on Investments and Foreign Currency Translations	1,127,395	170,452
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(548,684)	486,702
Net Increase in Net Assets Resulting from Operations	622,006	673,715

Dividends and Distributions from:
Net Investment Income	—	(32,656)
Return of Capital	—	(38,008)
Total Dividends and Distributions	—	(70,664)

Capital Share Transactions:(1)
Issued	2,010,914	—
Increase in Net Assets from Capital Share Transactions	2,010,914	—
Total Increase in Net Assets	2,632,920	603,051

Net Assets:
Beginning of Period	3,405,667	2,802,616
End of Period	$6,038,587	$3,405,667
Undistributed (Distributions in Excess of) Net Investment Income	$25,355	$(17,940)

Share Transactions:
Issued	50,000	— #
Net Increase in Shares Outstanding from Share Transactions	50,000	—

(1)    Includes transaction costs related to creations and redemptions.

#  After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split (see Note 7).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares CSI China Internet ETF
	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations:
Net Investment Income (Loss)	$955,894	$(1,499,799)
Net Realized Gain on Investments and Foreign Currency Translations(2)	16,679,422	1,506,042
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	130,918,896	33,149,248
Net Increase in Net Assets Resulting from Operations	148,554,212	33,155,491

Dividends and Distributions from:
Net Investment Income	—	(1,721,413)
Return of Capital	—	(656,632)
Total Dividends and Distributions	—	(2,378,045)

Capital Share Transactions:(1)
Issued	645,845,940	235,861,086
Redeemed	(22,677,344)	(170,250,484)
Increase in Net Assets from Capital Share Transactions	623,168,596	65,610,602
Total Increase in Net Assets	771,722,808	96,388,048

Net Assets:
Beginning of Period	291,256,976	194,868,928
End of Period	$1,062,979,784	$291,256,976
Distributions in Excess of Net Investment Income/Accumulated Net Investment Loss	$(1,733,142)	$(2,689,036)

Share Transactions:
Issued	12,250,000	6,300,000
Redeemed	(400,000)	(4,850,000)
Net Increase in Shares Outstanding from Share Transactions	11,850,000	1,450,000

(1)    Includes transaction costs related to creations and redemptions.

(2)    Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares E Fund China Commercial Paper ETF
	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations:
Net Investment Income	$130,864	$255,903
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Translations	40,497	(957,019)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Translations	377,325	(1,797)
Net Increase (Decrease) in Net Assets Resulting from Operations	548,686	(702,913)

Dividends and Distributions from:
Return of Capital	—	(6,584)
Total Dividends and Distributions	—	(6,584)

Capital Share Transactions:(1)
Issued	1,710,233	—
Other	—	50,500
Redeemed	—	(8,294,993)
Increase (Decrease) in Net Assets from Capital Share Transactions	1,710,233	(8,244,493)
Total Increase (Decrease) in Net Assets	2,258,919	(8,953,990)

Net Assets:
Beginning of Period	9,845,255	18,799,245
End of Period	$12,104,174	$9,845,255
Distributions in Excess of Net Investment Income	$(347,024)	$(477,888)

Share Transactions:
Issued	50,000	—
Redeemed	—	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(250,000)

(1)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (continued)

	KraneShares FTSE Emerging Markets Plus ETF
	Period Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Operations:
Net Investment Income	$30,790	$36,660
Net Realized Loss on Investments and Foreign Currency Translations	(10)	(186,670)
Net Change in Unrealized Appreciation on Investments, Affiliated Investments and Foreign Currency Translations	286,836	375,822
Net Increase in Net Assets Resulting from Operations	317,616	225,812

Dividends and Distributions from:
Net Investment Income	—	(70,606)
Net Realized Gains	—	(46,996)
Return of Capital	—	(17,872)
Total Dividends and Distributions	—	(135,474)
Total Increase in Net Assets	317,616	90,338

Net Assets:
Beginning of Period	2,256,326	2,165,988
End of Period	$2,573,942	$2,256,326
Undistributed (Distributions in Excess of) Net Investment Income	$29,501	$(1,289)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (concluded)

KraneShares MSCI One Belt One Road Index ETF
Period Ended September 30, 2017 (Unaudited)(1)
Operations:
Net Investment Loss	$(623)
Net Realized Gain on Investments and Foreign Currency Translations	8,750
Net Change in Unrealized Depreciation on Investments and Foreign Currency Translations	(60,219)
Net Decrease in Net Assets Resulting from Operations	(52,092)

Capital Share Transactions:(2)
Issued	2,500,050
Increase in Net Assets from Capital Share Transactions	2,500,050
Total Increase in Net Assets	2,447,958

Net Assets:
Beginning of Period	—
End of Period	$2,447,958
Accumulated Net Investment Loss	$(623)

Share Transactions:
Issued	100,002
Net Increase in Shares Outstanding from Share Transactions	100,002

(1)    Commenced operations on September 7, 2017.

(2)    Includes transaction costs related to creations and redemptions.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

(This page intentionally left blank.)

Financial Highlights

Selected Per Share Data & Ratios
For the Periods Ended September 30, 2017 (Unaudited) and the Years/Periods Ended March 31

For a Share Outstanding Throughout Each Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Return of Capital ($)
KraneShares Bosera MSCI China A Share ETF
2017***	28.38	0.43	4.28	4.71	—	—	—
2017	30.37	(0.01)	(0.67)	(0.68)	—	(0.85)	(0.46)
2016	53.55	0.62	(13.67)	(13.05)	(0.41)	(9.72)	—
2015	28.92	(0.22)	24.90	24.68	(0.05)	—	—
2014(1)	30.00	(0.02)	(1.06)	(1.08)	—	—	—
KraneShares Zacks New China ETF(7)#
2017***	34.06	0.36	5.84	6.20	—	—	—
2017	28.02	0.21	6.54	6.75	(0.33)	—	(0.38)
2016	34.20	0.18	(3.21)	(3.03)	(0.25)	(2.89)	(0.01)
2015	31.42	0.12	2.97	3.09	(0.31)	—	—
2014(2)	25.00	(0.03)	6.45	6.42	—	—	—
KraneShares CSI China Internet ETF
2017***	42.21	0.08	14.40	14.48	—	—	—
2017	35.76	(0.27)	7.13	6.86	(0.30)	—	(0.11)
2016	34.18	(0.20)	1.84	1.64	(0.06)	—	— (8)
2015	35.93	(0.14)	(1.32)	(1.46)	(0.29)	—	—
2014(3)	25.00	(0.02)	11.05	11.03	(0.06)	(0.04)	—
KraneShares E Fund China Commercial Paper ETF
2017***	32.82	0.42	1.34	1.76	—	—	—
2017	34.18	0.61	(1.96)	(1.35)	—	—	(0.01)
2016	34.81	1.01	(1.39)	(0.38)	(0.21)	(0.01)	(0.03)
2015(4)	35.00	0.39	(0.35)	0.04	(0.23)	—	—
KraneShares FTSE Emerging Markets Plus ETF
2017***	22.56	0.31	2.87	3.18	—	—	—
2017	21.66	0.37	1.88	2.25	(0.70)	(0.47)	(0.18)
2016	25.63	0.29	(3.86)	(3.57)	(0.35)	(0.05)	—
2015(5)	25.00	—	0.63	0.63	—	—	—
KraneShares MSCI One Belt One Road Index ETF
2017(6)***	25.00	(0.01)	(0.51)	(0.52)	—	—	—
(1)	The Fund commenced operations on March 4, 2014.
(2)	The Fund commenced operations on July 22, 2013.
(3)	The Fund commenced operations on July 31, 2013.
(4)	The Fund commenced operations on December 2, 2014.
(5)	The Fund commenced operations on February 12, 2015.
(6)	The Fund commenced operations on September 7, 2017.
(7)	Effective August 1, 2014, the KraneShares CSI China Five Year Plan ETF changed its name to KraneShares CSI New China ETF. Effective June 1, 2016, the KraneShares CSI New China ETF changed its name to KraneShares Zacks New China ETF.
(8)	Amount was less than $0.01 per share.
(9)	Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Fund paid the Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.78% of the average daily net assets of the Fund (prior to March 24, 2016, the Fund paid the Adviser at an annual rate of 1.10% of the average daily net assets of the Fund). Effective March 24, 2016, pursuant to the terms of an Expense Limitation Agreement, the Adviser had contractually agreed to reduce its management fee to 0.68% of the Fund’s average daily net assets until July 31, 2017.
(10)	As of February 17, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee to 0.58% of the Fund’s average daily net assets until July 31, 2017.
(11)	As of July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Fund in an amount equal to the fees paid by the Fund to counsel to the Independent Trustees of the Trust until July 31, 2018.
(12)	Fund received reimbursement from third-party for dilution to shareholders for an accounting error. Absent the reimbursement, total return would have been (4.44)%.
(13)	The expenses during the period include a one-time, non-recurring expense. Had this expense not been included, the net and gross expense ratios for the period would have been 0.61% and 0.73%, respectively.
*	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**		Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Expenses to Average Net Assets (Excluding Waivers) (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)

—	33.09	16.60		277,915	0.61	†	0.81	†	2.78	†	27	††
(1.31)	28.38	(2.04)		52,494	0.72	(10)	0.84	(10)	(0.04)		95
(10.13)	30.37	(27.18)		4,555	0.93	(9)	1.18	(9)	1.18		116
(0.05)	53.55	85.37		26,774	1.31		1.51		(0.55)		110
—	28.92	(3.60)		11,566	1.10	†	1.10	†	(0.84	)†	—	††

—	40.26	18.20		6,039	0.73	†(11)	0.73	†(11)	1.92	†	101	††
(0.71)	34.06	24.54		3,406	0.84		0.84		0.55		86
(3.15)	28.02	(9.71)		2,803	0.73		0.73		0.60		575
(0.31)	34.20	9.92		3,421	0.71		0.71		0.37		36
—	31.42	25.70		3,143	0.68	†	0.68	†	(0.15	)†	7	††

—	56.69	34.30		1,062,980	0.72	†(11)	0.72	†(11)	0.32	†	8	††
(0.41)	42.21	19.44		291,257	0.81		0.81		(0.72)		35
(0.06)	35.76	4.77		194,869	0.72		0.72		(0.56)		27
(0.29)	34.18	(4.09)		131,612	0.71		0.71		(0.39)		43
(0.10)	35.93	44.18		77,243	0.68	†	0.68	†	(0.90	)†	8	††

—	34.58	5.36		12,104	0.79	†^(11)(13)	0.92	†^(11)(13)	2.47	†^	—	††
(0.01)	32.82	(3.95	)(12)	9,845	0.95	^	1.07	^	1.84	^	—
(0.25)	34.18	(1.11)		18,799	0.57	^	0.69	^	2.92	^	717
(0.23)	34.81	0.13		8,702	0.60	†^	0.72	†^	3.46	†^	—	††

—	25.74	14.10		2,574	0.65	†‡‡(11)	0.74	†‡‡(11)	2.55	†‡‡	—	††
(1.35)	22.56	11.24		2,256	0.37	‡‡	0.73	‡‡	1.70	‡‡	25
(0.40)	21.66	(14.00)		2,166	0.91	‡	1.12	‡	1.27	‡	1
—	25.63	2.52		2,563	0.88	†‡	0.88	†‡	(0.07	)†‡	8	††

—	24.48	(2.08)		2,448	0.80	†‡‡	0.80	†‡‡	(0.42	)†‡‡	5	††

**     Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of creation and redemption fees associated with creation units.

***    For the six-month period ended September 30, 2017. All ratios for the period have been annualized, except for the Total Return.

†      Annualized.

††     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

^       The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses of the money market funds.

‡      The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies, except for investments in the KraneShares Bosera MSCI China A Share ETF.

‡‡     The ratios of expenses and net investment income/(loss) to Average Net Assets reflect the expenses and net investment income/(loss), respectively, for the year/period as reported in the Statements of Operations and do not reflect the Fund’s proportionate share of the income and expenses from investments in other investment companies.

#      After the close of the markets on September 13, 2016, the Fund effected a 2 for 1 share split (see Note 7). Per share data has been adjusted to reflect the share split.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

KraneShares Trust (the “Trust”) is a Delaware Statutory Trust formed on February 3, 2012. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of September 30, 2017, the Trust had six operational series. The financial statements herein and the related notes pertain to the KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF (formerly, KraneShares CSI New China ETF), KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF, KraneShares FTSE Emerging Markets Plus ETF and KraneShares MSCI One Belt One Road Index ETF (each, a “Fund” and collectively, the “Funds”). KraneShares Bosera MSCI China A Share ETF and KraneShares FTSE Emerging Markets Plus ETF are diversified Funds, as defined under Section 5(b)(1) of the Investment Company Act of 1940; while the KraneShares CSI China Internet ETF, KraneShares Zacks New China ETF, KraneShares E Fund China Commercial Paper ETF and KraneShares MSCI One Belt One Road Index ETF are non-diversified Funds. Krane Funds Advisors, LLC (the ‘‘Adviser’’), a Delaware limited liability company, serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the ‘‘Board’’). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser may use co-advisers (each, a “Sub-Adviser” or collectively, the “Sub-Advisers”) to perform the day-to-day management for the Funds.

Shares of KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares E Fund China Commercial Paper ETF and KraneShares MSCI One Belt One Road Index ETF are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Shares of KraneShares CSI China Internet ETF are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Shares of KraneShares FTSE Emerging Markets Plus ETF are listed and traded on BATS Exchange (now known as Cboe Global Markets). Market prices for Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares or multiples thereof, called “Creation Units”. This does not mean, however, that individual investors will be able to redeem and purchase Shares directly with the series of the Trust. Only Authorized Participants can redeem and purchase Creation Units of Shares directly. With respect to the KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, the KraneShares FTSE Emerging Markets Plus ETF and the KraneShares MSCI One Belt One Road Index ETF, Creation Units will be issued and redeemed principally in-kind for a basket of securities and a balancing cash amount. With respect to the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF, Creation Units will be issued and redeemed principally for cash. To the extent the KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF permit in-kind consideration for the purchase of a Creation Units, such Creation Units will be issued and redeemed for a basket of securities and a balancing cash amount. Individual shares trade in the secondary market at market prices that change throughout the day.

Notes to Financial Statements (Unaudited) (continued)

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to its respective index listed below (each, an “Underlying Index”):

Fund	Index
KraneShares Bosera MSCI China A Share ETF	MSCI China A International Index
KraneShares Zacks New China ETF	Zacks New China Index
KraneShares CSI China Internet ETF	CSI Overseas China Internet Index
KraneShares E Fund China Commercial Paper ETF	CSI Diversified High Grade Commercial Paper Index
KraneShares FTSE Emerging Markets Plus ETF	FTSE Emerging incl. China Overseas non-R/QFII GDP Weighted Index
KraneShares MSCI One Belt One Road Index ETF	MSCI Global China Infrastructure Exposure Index

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and, therefore, the Funds follow the accounting and reporting guidelines for investment companies.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — The NAV per share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the current market value of its total assets less any liabilities and withholdings (if any) for applicable capital gains) by the total number of shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management fees and expenses of the Independent Trustees (including any Trustee counsel fees), are accrued daily and taken into account for purposes of determining NAV. The NAV per share for each Fund normally is calculated as of the regularly scheduled close of the normal trading on each day that the NYSE is open for business (a “Business Day”) (normally, 4:00 p.m., Eastern Time).

In calculating the values of each Fund’s portfolio securities, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale on the valuation date, such securities are valued at the most recently reported bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost,

Notes to Financial Statements (Unaudited) (continued)

which is an approximation of market value. The prices for foreign securities are reported in their local currencies and converted to U.S. dollars using prevailing currency exchange rates. The value of a swap contract is equal to the obligation (or rights) under the swap contract, which will generally be equal to the net amounts to be paid (or received) under the contract based upon the relative values of the positions held by each party to the contract as determined by the applicable independent, third party pricing agent. Exchange-traded options are valued at the last reported sales price on the valuation date on the exchange on which they are listed. Futures are valued at the settlement price established by the board of trade on which they are traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate. The exchange rates used for valuation are captured as of the close of the London Stock Exchange each day, normally at 4:00 p.m. Greenwich Mean Time. Prices for most securities held by each Fund are provided daily by independent pricing agents.

Securities for which market prices are not ‘‘readily available,’’ or are not deemed to reflect current market values, or are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued by the Trust’s Fair Value Pricing Committee in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using ‘‘fair value’’ pricing may include, but are not limited to: the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time. Each Fund may fair value certain of the foreign securities held by the Fund each day the Fund calculates its NAV.

In addition, each Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events may include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which a Fund calculates its NAV, it will notify the Fund’s administrator and request that an ad hoc meeting of the Fair Value Pricing Committee be called.

With respect to trade-halted securities, the Trust typically will fair value a trade-halted security by adjusting the security’s last market close price by the security’s sector performance, as measured by a predetermined index, unless the Adviser recommends and the Trust’s Fair Value Pricing Committee determines to make additional adjustments. Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range based on that day’s opening price (“Collared Securities”). Fair value determinations for Collared Securities will generally be capped based on any applicable pre-determined “limit down” or “limit up” prices established by the relevant foreign securities exchange. As an example, China A-Shares can only be plus or minus ten percent in one day of trading in the relevant mainland China equity market. As a result, the fair value price determination on a given day will generally be capped plus or minus ten percent.

Investments in open-end investment companies that do not trade on an exchange are valued at an applicable investment company’s end of day NAV. Investments in open-end investment companies

Notes to Financial Statements (Unaudited) (continued)

that trade on an exchange are valued at the last reported sale price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded on the valuation date. If there is no such reported sale on the valuation date, such securities are valued at the most recently reported bid price. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could actually be realized upon the sale of the security or that another fund that uses market quotations or its own fair value procedures to price the same securities. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s NAV and the prices used by the Underlying Index. This may adversely affect each Fund’s ability to track the Underlying Index.

Trading in securities on many foreign exchanges is normally completed before the close of business in the United States on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations of certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which Funds do not trade and sales and redemptions of shares do not occur. As a result, the value of a Fund’s portfolio securities and the net asset value of its shares may change on days when investors are not able to purchase or sell shares.

As of September 30, 2017, the total market value of securities valued in accordance with Fair Value Procedures is as follows:

	Fair Valued Amount	% of Net Assets
KraneShares Bosera MSCI China A Share ETF	$4,566,597	1.6%
KraneShares Zacks New China ETF	97	0.0%
KraneShares FTSE Emerging Markets Plus ETF	6	0.0%

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date.

Level 2 — Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, broker quotes, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several

Notes to Financial Statements (Unaudited) (continued)

inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to each Fund’s Schedule of Investments.

For the period ended September 30, 2017, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of September 30, 2017. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

KraneShares Bosera MSCI China A Share ETF

Quantitative information about Level 3 fair value measurements
Assets	Fair Value at 9/30/17	Valuation Technique(s)	Unobservable Input	Discount Percentage*
Common Stock	$4,566,597	Sector Movement	Sector Performance	+/-10%

*    Certain foreign securities exchanges have mechanisms in place that confine one day’s price movement in an individual security to a pre-determined price range, based on that day’s opening price (‘‘Collared Securities’’). Fair value determinations for Collared Securities will be capped by the Adviser based on any applicable pre-determined ‘‘limit down’’ or ‘‘limit up’’ prices established by a foreign securities exchange. As a result, the fair value price determination on a given day is capped plus or minus ten percent.

The unobservable input used to determine fair value of the Level 3 asset may have similar or diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually all or substantially all of its taxable income and gains to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of September 30, 2017, management of the Funds has reviewed all open tax years since inception and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and

Notes to Financial Statements (Unaudited) (continued)

losses on the sale of investment securities are based on specific identification. Dividend income is generally recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

Dividend income received from affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of affiliated funds are on the basis of specific identification.

FOREIGN CURRENCY — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on foreign currency translations on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

CREATION UNITS — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 50,000 Shares, or multiples thereof).

The standard creation and redemption fees for each Fund are listed below. These fees are subject to adjustment from time to time by the Adviser.

Standard creation and redemption fees
KraneShares Bosera MSCI China A Share ETF	$8,500 and a variable fee of up to 2.0%
KraneShares Zacks New China ETF	$1,500 and a variable fee of up to 2.0%
KraneShares CSI China Internet ETF	$500 and a variable fee of up to 2.0%
KraneShares E Fund China Commercial Paper ETF	$500 and a variable fee of up to 2.0%
KraneShares FTSE Emerging Markets Plus ETF	$8,500 and a variable fee of up to 2.0%
KraneShares MSCI One Belt One Road Index ETF	$750 and a variable fee of up to 2.0%

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase

Notes to Financial Statements (Unaudited) (continued)

or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee may be charged. The KraneShares Bosera MSCI China A Share ETF and the KraneShares E Fund China Commercial Paper ETF generally expect that Creation Units of the Fund will be issued and redeemed principally for cash.

The following table discloses Creation Unit activity and transaction costs for the period ended September 30, 2017:

	Creation Unit Shares	Subscription Fee	Value	Redemption Fee
KraneShares Bosera MSCI China A Share ETF	6,550,000	$195,500	$194,752,710	$—
KraneShares Zacks New China ETF	50,000	1,500	2,010,914	—
KraneShares CSI China Internet ETF	11,850,000	41,000	623,168,597	500
KraneShares E Fund China Commercial Paper ETF	50,000	1,141	1,710,233	—
KraneShares MSCI One Belt One Road Index ETF	100,002	750	2,500,050	—

CASH AND CASH EQUIVALENTS — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. RELATED PARTY TRANSACTIONS

INVESTMENT ADVISORY AGREEMENT — The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust on behalf of each Fund and the Adviser (the “Agreements”). Under the Agreements, the Adviser is responsible for the day-to-day management of each Fund listed below, and continuously reviews, supervises, and administers the Fund’s investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. Each Agreement provides that each Fund pays a unitary (or unified) fee to the Adviser for advisory and management services provided to the Fund, subject to the exceptions noted below. Pursuant to the Agreements between the Trust and the Adviser, the Funds below pay the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates, based on a percentage of the average daily net assets of each Fund:

Management Fee
KraneShares Bosera MSCI China A Share ETF	0.78%
KraneShares Zacks New China ETF	0.68%
KraneShares CSI China Internet ETF	0.68%
KraneShares E Fund China Commercial Paper ETF	0.68%
KraneShares FTSE Emerging Markets Plus ETF	0.68%
KraneShares MSCI One Belt One Road Index ETF	0.78%

Notes to Financial Statements (Unaudited) (continued)

In addition, under the Agreement, as compensation for the services provided by Krane in connection with any securities lending-related activities, the KraneShares MSCI One Belt One Road ETF will pay the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers).

The Agreements require the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreements; (g) compensation and expenses of the Independent Trustees (including any fees of independent legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. In this context, there exists a risk that a Fund service provider will seek recourse against the Fund if it is not timely paid by the Adviser, which could materially adversely affect a Fund. In addition to these services, to the extent the KraneShares MSCI One Belt One Road Index ETF engages in securities lending, the Adviser will: (i) assist the securities lending agent for the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with the Adviser’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning Agent’s activities, and (vi) such other related duties as the Adviser deems necessary or appropriate. Under the Agreement, while the fees and expenses related to the KraneShares MSCI One Belt One Road Index ETF’s securities lending-related activities reduce the gross revenues and income of the Fund from such activities, they are not fees and expenses for which the Adviser is responsible.

Effective July 28, 2017, pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee and/or reimburse the Funds, except for KraneShares Bosera MSCI China A Share ETF, in an amount equal to the fees paid by the Funds to counsel to the independent Trustees of the Trust until July 31, 2018. The Expense Limitation Agreement may only be terminated prior to July 31, 2018 by the Board.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee for the KraneShares Bosera MSCI China A Share ETF by 0.20% of the Fund’s average daily net assets until July 31, 2018. The Expense Limitation Agreement may only be terminated prior to July 31, 2018 by the Board.

Pursuant to the terms of an Expense Limitation Agreement, the Adviser has contractually agreed to reduce its management fee for the KraneShares E Fund China Commercial Paper ETF by 0.12% of the Fund’s average daily net assets until July 31, 2018. The Expense Limitation Agreement may only be terminated prior to July 31, 2018 by the Board.

Pursuant to the terms of an Expense Limitation Agreement, Krane has contractually agreed to reduce its management fee for the KraneShares FTSE Emerging Markets Plus ETF in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the

Notes to Financial Statements (Unaudited) (continued)

KraneShares Bosera MSCI China A Share ETF. This Expense Limitation Agreement will continue in effect for so long as the Fund invests in the KraneShares Bosera MSCI China A Share ETF. The Expense Limitation Agreement may only be terminated by the Board.

The Adviser and each Sub-Adviser bear all of their own costs associated with providing these advisory services. As part of its agreement with the Trust, the Adviser has contractually agreed to pay all operating expenses of the Funds, including the cost of index licensing fees, transfer agency, custody, fund administration, legal, audit and other services, except as set forth above and as otherwise indicated in those agreements.

SUB-ADVISORY AGREEMENT — Bosera Asset Management (International) Co., Ltd. (“Bosera”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares Bosera MSCI China A Share ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services Bosera provides to KraneShares Bosera MSCI China A Share ETF, the Adviser pays Bosera a fee equal to 50% of the net revenue the Adviser receives from the Fund.

E Fund Management (Hong Kong) Co., Limited (‘‘E Fund”), operating out of Hong Kong, serves as the Sub-Adviser to the KraneShares E Fund China Commercial Paper ETF and is responsible for the day-to-day management of the Fund, subject to the supervision by the Adviser and the Board. For the services E Fund provides to KraneShares E Fund China Commercial Paper ETF, the Adviser pays E Fund a fee equal to 50% of the net revenue the Adviser receives from the Fund.

DISTRIBUTION AGREEMENT — SEI Investments Distribution Co. (the “Distributor”), a wholly-owned subsidiary of SEI Investments Company, and an affiliate of the administrator, serves as the Funds’ distributor of Creation Units pursuant to a Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended September 30, 2017, no fees were charged under the Plan. Fees would only be charged under the Plan upon approval by the Board.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT — SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian and Transfer Agent Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended September 30, 2017, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
KraneShares Bosera MSCI China A Share ETF	$241,246,080	$45,768,071
KraneShares Zacks New China ETF	5,153,042	4,517,643
KraneShares CSI China Internet ETF	49,996,354	47,361,437
KraneShares FTSE Emerging Markets Plus ETF	—	10
KraneShares MSCI One Belt One Road Index ETF	2,514,025	106,795

Notes to Financial Statements (Unaudited) (continued)

For the period ended September 30, 2017, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain (Loss)
KraneShares Zacks New China ETF	$1,297,118	$—	$—
KraneShares CSI China Internet ETF	641,950,068	22,468,930	9,985,044

For the year ended March 31, 2017, the KraneShares CSI China Internet ETF had $8,778,698 of realized gains as a result of in-kind transactions.

During the period ended September 30, 2017, there were no purchases or sales of long-term U.S. government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended March 31, 2017 and March 31, 2016 were as follows:

KraneShares Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
KraneShares Bosera MSCI China A Share ETF
2017	$—	$127,486	$437,353	$564,839
2016	949,369	1,150,887	—	2,100,256
KraneShares Zacks New China ETF
2017	$32,656	$—	$38,008	$70,664
2016	25,169	289,655	786	315,610
KraneShares CSI China Internet ETF
2017	$1,721,413	$—	$656,632	$2,378,045
2016	240,264	—	18,722	258,986
KraneShares E Fund China Commercial Paper ETF
2017	$—	$—	$6,584	$6,584
2016	353,793	—	52,224	406,017
KraneShares FTSE Emerging Markets Plus ETF
2017	$70,606	$46,996	$17,872	$135,474
2016	39,933	—	—	39,933

Notes to Financial Statements (Unaudited) (continued)

As of March 31, 2017, the components of tax basis distributable earnings (accumulated losses) were as follows:

	KraneShares Bosera MSCI China A Share ETF	KraneShares Zacks New China ETF	KraneShares CSI China Internet ETF	KraneShares E Fund China Commercial Paper ETF	KraneShares FTSE Emerging Markets Plus ETF
Capital Loss Carryforwards	$(511,878)	$(1,116)	$(9,490,738)	$(58,351)	$(167,871)
Post October Losses	(273,155)	—	—	(2,347)	(18,301)
Qualified Late-Year Loss Deferrals	(142,151)	(4,803)	(382,730)	(477,888)	(228)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(306,136)	755,842	5,590,790	(146,825)	(40,835)
Other Temporary Differences	(4)	—	4	—	—
Total Distributable Earnings (Accumulated Losses)	$(1,233,324)	$749,923	$(4,282,674)	$(685,411)	$(227,235)

The KraneShares MSCI One Belt One Road Index ETF did not commence operations prior to March 31, 2017.

Qualified late year ordinary and Post-October capital losses (including currency and specified gain/loss items) represent losses realized from Jan. 1, 2017 through March 31, 2017 and November 1, 2016 through March 31, 2017, respectively, that in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
KraneShares Bosera MSCI China A Share ETF	$455,383	$56,495	$511,878
KraneShares Zacks New China ETF	1,116	—	1,116
KraneShares CSI China Internet ETF	7,794,587	1,696,151	9,490,738
KraneShares E Fund China Commercial Paper ETF	58,351	—	58,351
KraneShares FTSE Emerging Markets Plus ETF	2,935	164,936	167,871

The KraneShares MSCI One Belt One Road Index ETF did not commence operations prior to March 31, 2017.

Notes to Financial Statements (Unaudited) (continued)

The differences between book and tax-basis unrealized appreciation and depreciation are attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2017 were as follows:

KraneShares Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
KraneShares Bosera MSCI China A Share ETF	$249,137,744	$29,017,482	$(1,923,301)	$27,094,181
KraneShares Zacks New China ETF	5,694,664	472,209	(250,870)	221,339
KraneShares CSI China Internet ETF	916,344,465	185,246,898	(40,147,061)	145,099,837
KraneShares E Fund China Commercial Paper ETF	11,612,395	267,504	(37,223)	230,281
KraneShares FTSE Emerging Markets Plus ETF	2,259,601	446,793	(205,420)	241,373
KraneShares MSCI One Belt One Road Index ETF	2,406,860	25,940	(86,162)	(60,222)

Uncertainties in the Chinese tax rules governing the taxation of income distributions and capital gains from investments in A Shares could result in unexpected tax liabilities for the Funds. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by non-Chinese resident investors (including, for example, Qualified Foreign Institutional Investors (QFII)) from Chinese companies and those companies which are not Chinese tax residents, but which are deemed to be Chinese tax residents (e.g., under Notice 7). China also imposes withholding tax at a rate of 10% on capital gains derived by non-residents from investment in actual and constructive Chinese resident companies. The Chinese withholding taxes applied to dividends, interest and capital gains may, in principle, be subject to a reduced rate under an applicable Chinese tax treaty, but the application of such treaties in the case of a non-resident (e.g., in the case of a QFII acting on behalf of non-resident investors, such as the Funds) is also uncertain. The imposition of such taxes could have a material adverse effect on the Funds’ returns. The People’s Republic of China (the “PRC”) rules regarding the taxation of non-resident investors are quickly evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or the PRC Ministry of Finance to clarify matters may apply retrospectively. Such retroactively applied rules may be adverse to the Funds and their shareholders. It is also unclear how China’s value added tax (“VAT”) may be affected by tax treaty provisions. If such a tax is collected, the expenses will be passed on and borne by the Funds. The imposition of such taxes, as well as future changes in applicable PRC tax law, may adversely affect the Funds. If the Funds expect VAT to be imposed, they reserve the right to establish a reserve for such tax. If the Funds establish such a reserve but are not ultimately subject to the tax, shareholders who redeemed or sold their shares while the reserve was in place will effectively bear the tax and may not benefit from the later release, if any, of the reserve. Conversely, if the Funds do not establish such a reserve but ultimately are subject to the tax, shareholders who redeemed or sold their shares prior to the tax being withheld, reserved or paid will have effectively avoided the tax, even if they benefited from investments in a Fund. Effective November 17, 2014, QFIIs, RQFIIs (i.e., QFIIs investing in Yuan, rather than foreign currency) and non-Chinese resident investors investing through the Hong Kong-Shanghai Stock Connect are exempted temporarily from the 10% capital gains tax that normally applies to sales of A Shares on a public Chinese exchange (such as the Shanghai Stock Exchange). However, such investors are still required to pay capital gains tax for gains realized on trades executed

Notes to Financial Statements (Unaudited) (continued)

before November 17, 2014. The Funds have recorded capital gains tax for gains realized prior to November 17, 2014, and have reflected such taxes in the Statement of Assets and Liabilities.

6. CONCENTRATION OF RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks.”

CHINESE CREDIT RATINGS RISK — The debt securities included in Underlying Index securities, and therefore the securities held by the KraneShares E Fund China Commercial Paper ETF Fund, will generally be rated by Chinese ratings agencies (and not by U.S. nationally recognized statistical ratings organizations (“NRSROs”)). The rating criteria and methodology used by Chinese rating agencies may be different from those adopted by NRSROs and international credit rating agencies. Therefore, such rating systems may not provide an equivalent standard for comparison with securities rated by NRSROs or other international credit rating agencies.

FIXED INCOME SECURITIES RISK — Fixed income securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will not make timely interest payments or repay the principal of the debt issued (i.e., it defaults on its obligations). Interest rate risk refers to fluctuations in the value of a debt resulting from changes in the level of interest rates. When interest rates go up, the prices of most debt instruments go down; and when interest rates go down, the prices of most debt instruments go up. Debt instruments with longer durations tend to be more sensitive to interest rate changes, typically making them more volatile. The current low-interest-rate environment heightens the risks associated with rising interest rates.

FOREIGN SECURITIES RISK — Investments in securities of non-U.S. issuers may be less liquid than investments in U.S. issuers as foreign trading markets are not typically as active as U.S. markets and may have less governmental regulation and oversight. For example, non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. As a result, there may be less information publicly available about non-U.S. issuers. Investments in non-U.S. securities also involve risk of loss due to foreign currency fluctuations and political or economic instability. Foreign markets also may have clearance and settlement procedures that make it difficult for the Funds to buy and sell securities. These factors could result in a loss to the Funds by causing the Funds to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing the Funds’ assets to be uninvested for some period of time.

GEOGRAPHIC FOCUS — The Funds’ investments will be focused in a particular country, countries, or region and therefore a Fund may be susceptible to adverse market, political, regulatory, and geographic events affecting that country, countries or region. Such geographic focus also may subject the Fund to a higher degree of volatility than a more geographically diversified fund.

INDEX RISK — Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Notes to Financial Statements (Unaudited) (continued)

INDUSTRY CONCENTRATION RISK — In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or group of industries, each Fund also is expected to concentrate its investments to approximately the same extent. If a Fund concentrates its investments in an industry, the Fund may face more risks than if it were diversified broadly over industries. In addition, at times, an industry or sector may be out of favor and underperforms other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector may disproportionately impact a Fund’s NAV.

INVESTMENTS IN OTHER INVESTMENT COMPANIES — The Funds utilize a cash sweep program (the ‘‘Cash Sweep Program’’), whereby at least a portion of the Funds’ uninvested cash balances are expected to be used to purchase shares of money market funds. In addition, under the Cash Sweep Program, the KraneShares E Fund China Commercial Paper ETF is expected to invest at least a portion of its uninvested cash balance to purchase shares of funds that are registered in China, but not the United States (‘‘PRC Investment Companies’’). Investments in money market funds and the PRC Investment Companies are subject to the risks faced by them, which include credit risk and interest rate risk. Investments in PRC Investment Companies are also subject to currency risk, foreign investment risk, and custody risk. The PRC Investment Companies are PRC-domiciled funds, and to the extent that they or any fund is not registered pursuant to the 1940 Act, the Funds will not enjoy the protections of the United States securities laws, including the 1940 Act, with respect to its investments in the PRC Investment Companies or other funds not registered in the United States.

The Funds may also invest in other investment companies. By doing so, the Funds are exposed to the risks of investments by such companies. Moreover, the Funds will incur their pro rata share of the underlying investment companies’ expenses.

The Funds may invest in investment companies that are sponsored or advised by the Adviser and/or Sub-Adviser. The Adviser and/or Sub-Adviser may be subject to conflicts of interest in allocating Fund assets to such funds if they derive fees or other benefits from the underlying funds.

LIQUIDITY RISK — Certain of the Funds’ investments may be or become difficult to purchase or sell at a reasonable time or price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may cause the Funds to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Funds halt trading, it may have a cascading effect and cause the Funds to halt trading. Volatility in market prices will increase the risk of the Funds being subject to a trading halt.

MARKET RISK — The values of the Funds’ holdings could decline generally or could underperform other investments. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve, and/or other government actors, such as continuing to raise interest rates, could cause increased volatility in global financial markets and higher levels of Fund redemptions, which could have a negative impact on the Funds. Further, the Funds are susceptible to the risk that certain investments may be difficult or impossible to sell at a favorable time or price. Market developments may cause the Funds’ investments to become less liquid and subject to erratic price movements. Such market developments may also cause the Funds to encounter difficulties in timely honoring redemptions, especially if market events cause an increased incidence of shareholder redemptions.

Notes to Financial Statements (Unaudited) (continued)

NON-CORRELATION RISK — Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. The performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints. Further, performance may diverge when a Fund employs a representative sampling, rather than a replication strategy.

NON-DIVERSIFICATION RISK — The KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF and KraneShares MSCI One Belt One Road Index ETF are considered to be non-diversified, which means that they may invest more of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

VALUATION RISK — Independent market quotations for the non-U.S. securities held by the Funds may not be readily available, and such securities may be fair valued. Fair valuation is subjective and different market participants may assign different prices to the same security. As a result, there is a risk that the Funds may not be able to sell a security at the price assigned to the security by the Fund. In addition, the securities in which the Funds invest may trade on days that the Funds do not price their shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their holdings.

SECURITIES LENDING RISK — To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

7. OTHER

At September 30, 2017, the records of the Trust reflect all Shares outstanding created by Authorized Participants are in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on either the NYSE Arca, NASDAQ or BATS Exchange, and a portion thereof have been purchased and sold by persons other than Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

After the close of the markets on September 13, 2016, the KraneShares Zacks New China ETF effected a split of its issued and outstanding shares for shareholders of record on September 12, 2016. The effect of this transaction was to increase the number of outstanding shares of the Fund by a ratio of two-for-one, resulting in a corresponding decrease in the net asset value per share. The capital share activity presented in the Statements of Changes in Net Assets for each of the

Notes to Financial Statements (Unaudited) (continued)

years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended, have been given retroactive effect to reflect these share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

8. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. ADVISER OBLIGATIONS

The Adviser serves as investment adviser to each Fund pursuant to unitary (or unified) fee investment advisory agreements (‘‘Agreements’’). As discussed in Note 3, the Adviser is responsible for certain expenses of the Funds (the ‘‘Expenses’’). The Adviser is current with the payment of all Expenses or has entered into work-out arrangements to schedule the future payment by the Adviser of outstanding Expenses, which include amounts due to certain service providers of the Funds.

10. SUBSEQUENT EVENTS

On October 5, 2017, the Funds became parties to a new Investment Advisory Agreement with the Adviser, the Adviser entered into a new Investment Sub-Advisory Agreement with Bosera with respect to KraneShares Bosera MSCI China A Share ETF and entered into a new Investment Sub-Advisory Agreement with E Fund with respect to the KraneShares E Fund China Commercial Paper ETF, each of which was previously approved by the Board. Under the Investment Advisory Agreement between the Trust and Krane, Krane is responsible for reviewing, supervising and administering each Fund’s investment program and the general management and administration of the Trust. In addition to these services, to the extent a Fund engages in securities lending, Krane will: (i) assist the securities lending agent for the Fund (the “Agent”) to determine which securities are available for loan, (ii) monitor the Agent’s activities to ensure that securities loans are effected in accordance with Krane’s instructions and in accordance with applicable procedures and guidelines adopted by the Board, (iii) make recommendations to the Board regarding the Fund’s participation in securities lending; (iv) prepare appropriate periodic reports for, and seek appropriate periodic approvals from, the Board with respect to securities lending activities, (v) respond to Agent inquiries concerning Agent’s activities, and (vi) such other related duties as Krane deems necessary or appropriate.

The new Agreement differs somewhat from the prior Investment Advisory Agreements and, among other matters, requires the Adviser to pay all operating expenses of the Funds, except: (a) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (b) expenses of the Funds incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions and short sale dividend or interest expense; (c) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the Investment Company Act, including distribution fees; (d) “Acquired Fund Fees and Expenses” (as defined by Form N-1A under the 1940 Act); (e) litigation expenses; (f) the compensation payable to the Adviser under the Agreement; (g) compensation and expenses of the Independent Trustees (including any fees of independent

Notes to Financial Statements (Unaudited) (concluded)

legal counsel to the Independent Trustees); and (h) any expenses determined to be extraordinary expenses by the Board. Under the new Agreement, Krane is also not responsible for any securities lending-related fees or expenses of the Funds. In addition, under the Agreement, as compensation for the services provided by Krane in connection with any securities lending-related activities, each Fund will pay the Adviser 10% of the monthly investment income received from the investment of cash collateral and loan fees received from borrowers in respect of securities loans (net of any amounts paid to the custodian and/or securities lending agent or rebated to borrowers).

On October 24, 2017, the KraneShares Bosera MSCI China A Share ETF announced that it would change its Underlying Index from the MSCI China A International Index to the MSCI China A Inclusion Index on or about December 26, 2017.

On November 9, 2017, the KraneShares CSI China Internet ETF transferred its primary listing from NASDAQ to NYSE Arca and was no longer listed on NASDAQ.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, other than the above, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

Approval of the New and Interim Advisory Agreements & Board Considerations (Unaudited)

At an in-person meeting on June 7, 2017, the Board of Trustees (“Board”) of the KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), approved a new advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust with respect to the KraneShares Zacks New China ETF (“KFYP”), KraneShares CSI China Internet ETF (“KWEB”), KraneShares Bosera MSCI China A Share ETF (“KBA”), KraneShares E Fund China Commercial Paper ETF (“KCNY”) and KraneShares FTSE Emerging Markets Plus ETF (“KEMP”) (“New Advisory Agreement”), a new sub-advisory agreement between Krane and Bosera Asset Management (International) Co., Ltd. (“Bosera”) with respect to KBA (“New Bosera Sub-Advisory Agreement”), a new sub-advisory agreement between Krane and E Fund Management (Hong Kong) Co., Ltd. (“E Fund”, and together with Bosera, the “Sub-Advisers”) with respect to KCNY (“New E Fund Sub-Advisory Agreement” and, together with the New Bosera Sub-Advisory Agreement, the “New Sub-Advisory Agreements”), and an interim advisory agreement between Krane and the Trust with respect to KFYP and KEMP (“Interim Advisory Agreement”) (collectively, the “New Agreements”). In advance of the meeting, the Board received and considered information relating to the New Agreements, and were given the opportunity to ask questions and request additional information. In reviewing the New Agreements, the Board considered that the evaluation process with respect to Krane and the Sub-Advisers is an ongoing one and, in this regard, noted that it considers information presented at each regularly scheduled meeting regarding, among other matters, the performance and services provided by Krane and the Sub-Advisers, and that it considers information provided outside of the regularly scheduled Board meetings. In this regard, the Board’s consideration of the New Agreements included information previously received at such meetings, including its meeting on October 5, 2016, at which the Board considered and renewed the current advisory agreement between Krane and the Trust with respect to the Funds (“Current Advisory Agreement”) and the current sub-advisory agreements between Krane and Bosera and E Fund with respect to, respectively, KBA and KCNY (“Current Sub-Advisory Agreements” and, together with the Current Advisory Agreement, the “Current Agreements”).

The Board considered the New Agreements at its June 7, 2017 meeting because it had been advised by Krane that Krane intended to enter into a transaction pursuant to which Krane would experience a change of control (“Transaction”), that, as required by the terms of the Current Agreements, would result in the assignment and termination of the Current Agreements.

In evaluating the New Agreements, the Board considered, among other matters: (1) the nature, extent and quality of the services provided by Krane and the Sub-Advisers, as applicable; (2) the advisory fees and net expense ratios of each Fund compared to a relevant peer group of funds; (3) the costs of the services provided by Krane and Krane’s profitability with respect to its relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow and whether the New Advisory Agreement would enable investors to share in the benefits of economies of scale; and (5) other benefits received by Krane and the Sub-Advisers from their relationship with the Funds.

Nature, Quality and Extent of Services. In examining the nature, extent and quality of the services to be provided by Krane and the Sub-Advisers under the respective New Agreements, the Board considered the information provided to it at the October 5, 2016 meeting and that, subject to certain exceptions, the terms of the New Agreements with respect to the services provided by Krane and the Sub-Advisers to the Funds are the same as the Current Agreements. In this regard, the Board considered that the New Advisory Agreement differs from the Current Advisory Agreement solely because, it explicitly allows Krane to provide certain securities lending-related

Approval of the New and Interim Advisory Agreements & Board Considerations (Unaudited) (continued)

services to the Funds and clarifies that any securities lending-related fees and expenses borne by the Funds reduce the gross revenues and income of the Funds and are not fees and expenses for which Krane is responsible. In addition, the Board considered that the New Sub-Advisory Agreements differ from the Current Sub-Advisory Agreements because, among other matters, they explicitly require the Sub-Advisers to assist Krane and the Trust’s other service providers in connection with any securities lending activities engaged in by the Funds.

The Board considered that the Transaction itself is not expected to result in any change in the structure or operations of the Funds or in the services provided to the Funds by Krane or the Sub-Advisers. In addition, except as set forth above, the manner in which each Fund’s assets are managed are not expected to change as a result of the Transaction. The Board also noted that the key personnel who provide services to the Funds, including the portfolio managers of the Funds, are expected to remain the same following the closing of the Transaction, although there is no guarantee that they will do so. The Board further considered that the Funds’ service provider relationships are not currently expected to change, but that changes may be proposed in the future if they would be beneficial to the Funds. The Board also discussed with Krane the potential benefits of the Transaction to Krane and the Funds.

The Board observed that, under the New Advisory Agreement, Krane would continue to bear many of the Funds’ expenses under a unitary fee arrangement, except that, compared to the Current Advisory Agreement, the New Advisory Agreement clarifies that the fees and expenses incurred by the Funds in connection with lending their securities reduce the gross revenues and income of the Funds and are not fees and expenses of the Funds paid by Krane under the unitary advisory fee. The Board considered that Krane also would continue to be responsible for establishing and monitoring each Fund’s investment program and carrying out directives of the Board and that Krane and the Sub-Advisers, as applicable, would continue to manage the day-to-day investment activities of the Funds. The Board considered the impact of the Transaction on Krane’s financial condition and Krane’s resources and staffing with respect to the Funds.

In evaluating Krane’s potential new control persons, the Board considered their business, background and ownership structure. The Board also considered their long-term business goals with regard to Krane and the Funds and recognized their commitment to the success of Krane and the Funds. The Board also considered management’s explanation of the distribution-related opportunities that may be available to the Funds as a result of an affiliation with the new control persons.

Based on their review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that the nature, extent and quality of the services provided by Krane and each Sub-Adviser are appropriate for the Funds.

Performance. Consideration was given to performance reports for the Funds provided at the most recent regular meeting of the Board on February 13, 2017. In addition, the Board considered the performance information provided and discussions held at prior Board meetings, and in particular the October 5, 2016 meeting. At the October 5, 2016 meeting, the Board considered the performance of each Fund against its underlying index, noting that the information provided by Krane at that time indicated that each Fund’s performance, before fees and expenses, correlated relatively closely with that of its underlying index, except where certain factors affected the Funds but not their underlying indices, such as the use of fair value pricing by the Funds and asset inflows and outflows, and Krane’s representation that each Fund was achieving its purpose of

Approval of the New and Interim Advisory Agreements & Board Considerations (Unaudited) (continued)

offering investors unique investment exposure. In addition, at the October 5, 2016 meeting, the Board considered, among other things, information regarding each Fund’s returns against a group of funds identified as comparable and in its respective Morningstar category.

At its June 7, 2017 meeting, the Board considered that the Transaction itself was not likely to materially affect the performance of the Funds inasmuch as the Transaction is not expected to result in any change in the structure or operations of the Funds or change in the Funds’ portfolio managers, except that, in the future, the Funds may begin to engage in securities lending activities and compensate Krane for facilitating and overseeing such activities under the New Advisory Agreement.

Based on the information previously provided to it, the Board determined, in its reasonable business judgment, that continuing to engage Krane and the Sub-Advisers could benefit the Funds and their shareholders.

Fees and Expenses. The Board gave consideration to its evaluation of the advisory and sub-advisory fees payable with respect to the Funds and each Fund’s net expense ratio at the October 5, 2016 meeting. At that meeting, the Board reviewed information compiled by Krane comparing each Fund’s management fee rate and net expense ratio to a group of funds identified as comparable, considering, among other matters, each Fund’s assets under management. At that time, it also considered Krane’s representation that each Fund offers unique investment exposure for shareholders and potential investors and that Krane did not advise any other accounts with similar investment strategies.

The Board noted that the compensation payable under the New Agreements is the same as the compensation payable under the Current Agreements, subject to certain exceptions. In this regard, the Board considered that the New Advisory Agreement differs from the Current Advisory Agreement because it separately allows Krane to provide, and to receive compensation for providing, securities lending-related services (which compensation will be reviewed by the Board in the future), and clarifies that the fees and expenses incurred by the Funds in connection with lending their securities reduce the gross revenue and income of the Funds and are not fees and expenses of the Funds paid by Krane under the unitary advisory fee. In addition, the Board considered that the New Sub-Advisory Agreements differ from the Current Sub-Advisory Agreements because, among other matters, they clarify the compensation required to be paid by Krane to the Sub-Advisers.

The Board also noted that Krane’s new control persons do not advise any accounts directly comparable to the Funds.

The Board considered that the Funds’ net expense ratios were not expected to materially change under the New Agreements, except that the matters described above could affect such ratios.

The Board considered that Krane had agreed to enter into new expense limitation/fee waiver arrangements with respect to KBA, KCNY and KEMP, which were the only Funds currently subject to such arrangements. The Board considered that the new expense limitation/fee waiver arrangements will continue for a period of two years from the closing of the Transaction and are the same as the current expense limitation/fee waiver arrangements, except, substantially that their effective periods differ. The Board considered that, under the new expense limitation/fee waiver arrangement, Krane will continue to waive its advisory fee charged to KBA by 20 basis points, its

Approval of the New and Interim Advisory Agreements & Board Considerations (Unaudited) (continued)

advisory fee charged to KCNY by 12 basis points and its advisory fee charged to KEMP by the amount of any acquired fund fees and expenses that are incurred by the Fund and attributable to the Fund’s investment in KBA.

The Board also considered that the Transaction, by strengthening the financial position of Krane, would likely enhance its ability to cover the expenses for which it is responsible under the New Agreements and the new expense limitation/fee waiver arrangements. In addition, the Board noted that shareholders would not bear any costs in connection with the special meeting(s) of shareholders to approve the New Advisory Agreement and New Sub-Advisory Agreements and other relevant matters.

Although the Board received information regarding the fees payable by Krane to the Sub-Advisers under the New Sub-Advisory Agreements, the Board noted the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of sub-advisory fee rates. The Board also considered that Krane (and not the Funds) pays the Sub-Advisers’ fees.

Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the fees and expenses of the Funds under the New Agreements are reasonable.

Costs and Profitability. In analyzing the cost of services and profitability of Krane with respect to each Fund, the Board considered the information provided by Krane at the October 5, 2016 meeting, which indicated that Krane had not made a profit from its relationship with the Funds under the Current Advisory Agreement. The Board also considered Krane’s commitment to the success of the Funds and the use of a unitary fee structure under which Krane bears the risk of increases in the Funds’ expenses.

The Board also considered the impact of certain differences between the Current Agreements and the New Agreements, including that the New Advisory Agreement: (1) explicitly allows Krane to provide, and to receive compensation for providing, certain securities lending-related services to the Funds; and (2) clarifies that the fees and expenses incurred by the Funds in connection with lending their securities reduce the gross revenues and income of the Funds and are not fees and expenses of the Funds paid by Krane under the unitary advisory fee. In addition, it considered that the New Sub-Advisory Agreements clarify the compensation paid by Krane to the Sub-Advisers.

The Board also considered that Krane had agreed to enter into new expense limitation/fee waiver arrangements with respect to KBA, KCNY and KEMP, which were the only Funds currently subject to such arrangements. The Board considered that the new expense limitation/fee waiver arrangements will continue for a period of two years from the closing of the Transaction and are the same as the current expense limitation/fee waiver arrangements, except, substantially that their effective periods differ. The Board considered that, under the new expense limitation/fee waiver arrangement, Krane will continue to waive its advisory fee charged to KBA by 20 basis points, its advisory fee charged to KCNY by 12 basis points and its advisory fee charged to KEMP by the amount of any acquired fund fees and expenses incurred by the Fund that are attributable to the Fund’s investment in KBA.

Approval of the New and Interim Advisory Agreements & Board Considerations (Unaudited) (concluded)

The Board did not consider information regarding the costs of services provided or profits realized by each Sub-Adviser from its relationship with the Funds, noting instead the arm’s-length nature of the relationship between Krane and the Sub-Advisers with respect to the negotiation of the sub-advisory fee rate on behalf of each Fund and that Krane, and not the Fund, was responsible for paying the sub-advisory fees under the New Sub-Advisory Agreements.

Under the totality of the circumstances, the Board concluded in the exercise of its reasonable business judgment, that Krane’s profitability with respect to the Funds is reasonable.

Other Benefits. The Board considered the extent to which Krane and the Sub-Advisers derive ancillary benefits from the Funds’ operations, including potential benefits to Krane and the Sub-Advisers as a result of their ability to use Fund assets to engage in soft dollar transactions and the potential to earn fees related to securities lending transactions. In considering such matters, the Board considered the information provided by Krane and the Sub-Advisers at the October 5, 2016 meeting. The Board also considered Krane’s representation at the June 7, 2017 meeting that no significant differences in the other benefits received by Krane with respect to the Funds are expected to occur by reason of the Transaction, except that Krane and its new control persons could potentially benefit from any Fund trades conducted through a broker-dealer that would become an affiliate of Krane due to the Transaction.

Based on the materials provided to the Board, the Board determined that any other benefits realized by Krane and the Sub-Advisers from their relationship with the Funds were not a material factor to be considered in connection with the approval of the New Agreements.

Economies of Scale. In analyzing economies of scale, the Board considered the information provided by Krane at the October 5, 2016 meeting, which indicated that none of the Funds were currently in a position to realize economies of scale. The Board also considered Krane’s representation at the June 7, 2017 meeting that no significant economies of scale were expected to accrue to Krane with respect to its services to the Funds from the Transaction, although, in the future, the Transaction could provide certain benefits to the Funds, including opportunities to increase the distribution of Fund shares.

The Board thus determined to continue monitoring for potential economies of scale, and concluded that, at present, they were not a material factor for the Board to consider.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trustee counsel discussing the legal standards applicable to its consideration of the New Agreements. The Board noted that, as in the past, it would continue to monitor the Funds at its regular meetings and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory and sub-advisory arrangements, as outlined in the New Agreements, were reasonable in light of the factors considered by the Board.

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited)

At an in-person meeting on June 7, 2017, the Board of Trustees (“Board”) of the KraneShares Trust (“Trust”), including a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”), approved the advisory agreement between Krane Funds Advisors, LLC (“Krane”) and the Trust with respect to the KraneShares MSCI China Environment Index ETF, KraneShares Emerging Markets Consumer Focus Index ETF, KraneShares MSCI One Belt One Road Index ETF and KraneShares Bloomberg Barclays China Aggregate Bond Index ETF (collectively, “New Funds”) (“Agreement”). In advance of the meeting, the Board received and considered information relating to the Agreement, and was given the opportunity to ask questions and request additional information. In reviewing the Agreement, the Board considered that the evaluation process with respect to Krane is an ongoing one and, in this regard, noted that it considers information at each regularly scheduled meeting regarding, among other matters, the services provided by Krane to the operational series of the Trust, and information provided outside of the Board meetings. In this regard, the Board’s consideration of the Agreement included information previously received at such meetings, including its meeting on October 5, 2016, at which the Board considered and renewed the existing advisory agreement between Krane and the Trust with respect to the operational series of the Trust.

In evaluating the Agreement, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided by Krane; (2) the proposed advisory fees and estimated total expense ratios of the New Funds; (3) the estimated costs of the services to be provided by Krane and Krane’s profitability expectations with respect to its relationship with the New Funds; (4) the extent to which economies of scale would be realized as the New Funds grow and whether the Agreement would enable investors to share in the benefits of economies of scale; and (5) other benefits Krane anticipated it may receive from its relationship with the New Funds.

Nature, Extent and Quality of Services. Based on the written and oral reports received by the Board prior to and at the June 7, 2017 meeting and a presentation from senior representatives of Krane at the June 7, 2017 meeting, the Board considered the nature, quality and extent of the overall services to be provided by Krane under the Agreement. In this connection, the Board considered the responsibilities of Krane. The Board discussed Krane’s resources available to the management of the New Funds and recognized that Krane had invested significant time and effort in structuring the Trust and the New Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”), assessing the market appeal of each New Fund’s investment strategy and arranging service providers. In addition, the Board observed that Krane had agreed to bear many of the New Funds’ expenses under a unitary fee arrangement. The Board considered that Krane would be responsible for establishing and monitoring each New Fund’s investment program and carrying out directives of the Board and that Krane will manage the day-to-day investment activities of the New Funds. Further, the Board considered the securities-lending services that Krane may provide to the New Funds under the Agreement. In addition, the Board evaluated its experience with and the information previously provided by Krane regarding Krane’s services to the operational series of the Trust and the resources and financial condition of Krane. The Board noted that it also would continue to routinely monitor such matters. Based on its review and other considerations, the Board determined, in the exercise of its reasonable business judgment, that the nature, quality and extent of the services to be provided by Krane are appropriate for the New Funds.

Investment Performance. The Board noted that, because the New Funds had not yet commenced investment operations, they had no investment performance. The Board considered that, at its

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (continued)

future regular meetings, it would monitor and receive reports regarding the performance of the New Funds once they commence operations. The Board also considered its experience with Krane’s management of the operational series of the Trust that pursue different investment strategies.

Based on the information provided to it, the Board determined, in its reasonable business judgment, that engaging Krane could benefit the New Funds and their shareholders.

Fees and Expenses. The Board reviewed and considered Krane’s proposed advisory fees in light of the nature, quality and extent of the services to be provided by Krane. The Board considered that Krane had agreed to enter into a unitary advisory fee arrangement with respect to the New Funds, under which Krane, and not the New Funds, will be responsible for paying many of the New Funds’ expenses, including those of the New Funds’ principal service providers.

The Board considered Krane’s proposed compensation under the Agreement with respect to each New Fund. It also considered information provided to it by Krane comparing such compensation to the compensation paid by funds (“peer group funds”) identified by Krane as comparable, which indicated that Krane’s proposed compensation with respect to each New Fund was on the high end of the range of compensation paid by each New Fund’s peer group funds. In this regard, the Board noted Krane’s representation that each New Fund would pursue a relatively specialized strategy and would offer unique investment exposure for shareholders. The Board also considered the compensation paid and to be paid to Krane by the operational series of the Trust, which currently are Krane’s only advisory clients, as compared to the New Funds. In addition, the Board contemplated the compensation Krane may receive under the Agreement related to the securities lending-related services it provides to the New Funds.

The Board also analyzed the anticipated impact of the proposed “unitary” advisory fee arrangement on the New Funds’ anticipated total expense ratios, with consideration being given to the level of non-advisory expenses borne by the operational series of the Trust.

Based on these and other considerations, the Board, in the exercise of its reasonable business judgment, determined that the fees and estimated expenses of the New Funds under the Agreement are reasonable.

Costs and Profitability. The Board considered the estimated cost of services and profitability of Krane with respect to the New Funds. The Board noted that, because the New Funds had not yet launched, it was difficult to estimate how profitable they would be to Krane. The Board, however, received information from Krane regarding when Krane expected its services to the New Funds to become profitable. The Board also considered the information previously provided to it by Krane regarding its cost of services and profitability with respect to the operational series of the Trust and the similarities and differences between those series and the New Funds. The Board noted Krane’s commitment to the New Funds and its proposal of a unitary fee structure under which it bears many of the New Funds’ expenses.

Under the totality of the circumstances, the Board concluded in the exercise of its reasonable business judgment, that Krane’s profitability with respect to the New Funds is reasonable.

Other Benefits. The Board considered the extent to which Krane would derive ancillary benefits from the New Funds’ operations, including potential benefits to Krane as a result of its ability to use New Fund assets to engage in soft dollar transactions and its ability to earn fees related to securities lending transactions. In considering such matters, the Board considered the information

Approval of New Fund Advisory Agreements & Board Considerations (Unaudited) (concluded)

provided by Krane at the October 5, 2016 meeting regarding the ancillary benefits received by Krane with respect to the operational series of the Trust and Krane’s representation that the nature of the ancillary benefits Krane expected to receive from its relationship with the New Funds was expected to be similar. In addition, the Board considered that Krane could potentially benefit from any New Fund trades conducted through a broker-dealer affiliated with Krane.

Based on the materials provided to the Board, the Board determined that any other benefits realized by Krane from its relationship with the New Funds were not a material factor to be considered in connection with the approval of the Agreement.

Economies of Scale. The Board considered whether Krane would realize economies of scale with respect to its services to the New Funds as they grow larger, including the extent to which this would be reflected in the level of fees to be paid by the New Funds to Krane. The Board noted that the proposed advisory fees for the New Funds do not include breakpoints, but that it was not possible — before the commencement of investment operations — to accurately evaluate potential economies of scale. Based on these and other considerations, including that the New Funds were newly organized, the Board generally concluded that it would monitor for potential economies of scale in the future.

The Board thus determined to continue monitoring for potential economies of scale, and concluded that, at present, they were not a material factor for the Board to consider.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Trustee counsel discussing the legal standards applicable to its consideration of the Agreement. The Board noted that, once the New Funds become operational, it would continue to monitor the New Funds at its regular meetings and outside of the Board meetings. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangements, as outlined in the Agreement, were reasonable in light of the factors considered by the Board.

Disclosure of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage expenses; and (2) ongoing costs. All Exchange Traded Funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2017 to September 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, including brokerage commissions on the purchases and sale of Fund shares. Therefore, the expense examples are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs had been included, your costs would have been higher.

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Annualized Expense Ratios	Expenses Paid During Period(1)
KraneShares Bosera MSCI China A Share ETF
Actual Fund Return	$1,000.00	$1,166.60	0.61%	$3.31
Hypothetical 5% Return	1,000.00	1,022.01	0.61	3.09
KraneShares Zacks New China ETF
Actual Fund Return	$1,000.00	$1,182.00	0.73%	$3.99
Hypothetical 5% Return	1,000.00	1,021.41	0.73	3.70
KraneShares CSI China Internet ETF
Actual Fund Return	$1,000.00	$1,343.00	0.72%	$4.23
Hypothetical 5% Return	1,000.00	1,021.46	0.72	3.65
KraneShares E Fund China Commercial Paper ETF
Actual Fund Return	$1,000.00	$1,053.60	0.79%	$4.07
Hypothetical 5% Return	1,000.00	1,021.11	0.79	4.00
KraneShares FTSE Emerging Markets Plus ETF
Actual Fund Return	$1,000.00	$1,141.00	0.65%	$3.49
Hypothetical 5% Return	1,000.00	1,021.81	0.65	3.29
KraneShares MSCI One Belt One Road Index ETF
Actual Fund Return	$1,000.00	$979.20	0.80%	$0.50	(2)
Hypothetical 5% Return	1,000.00	1,002.65	0.80	4.02

(1)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period from 04/01/17-09/30/17).

(2)   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 23/365 (to reflect the one-half year period from 09/07/17-09/30/17).

Shareholder Voting Results (Unaudited)

Two special meetings of shareholders of the KraneShares Bosera MSCI China A Share ETF, KraneShares Zacks New China ETF, KraneShares CSI China Internet ETF, KraneShares E Fund China Commercial Paper ETF and KraneShares FTSE Emerging Markets Plus ETF were held on August 31, 2017. The second special meeting of shareholders was adjourned with respect to the KraneShares Bosera MSCI China A Share ETF until September 14, 2017; with respect to the KraneShares CSI China Internet ETF until September 14, 2017 and September 22, 2017; and with respect to the KraneShares Zacks New China ETF until September 14, 2017, September 22, 2017 and September 27, 2017.

The first special meeting was held for shareholders of the Trust to vote on the following matter:

1.   To elect two new individuals to serve on the Board of Trustees of the Trust

The results of the proxy solicitation on the above matter were as follows:

	Shares Voted FOR	Shares Voted WITHHOLD	Shares Voted to ABSTAIN	Broker Non-Votes	Total Shares Voted
Patrick Campo	14,694,294	211,018	—	—	14,905,312
Cregg Watner	14,693,289	215,910	—	—	14,905,312

The Trustees whose term of office continued after the first special meeting because they were not up for election include Jonathan Krane, John Ferguson and Matthew Stroyman.

The second special meeting was held for shareholders of each Fund to vote on the following matters:

1.   To approve a new investment advisory agreement between Krane and the Trust on behalf of each Fund.

The results of the proxy solicitation on the above matter were as follows:

Fund	Shares Voted FOR Proposal	Shares Voted AGAINST Proposal	Shares Voted to ABSTAIN	Broker Non-Votes	Total Shares Voted
KraneShares Bosera MSCI China A Share ETF	3,030,939	77,506	70,302	459,536	3,638,283
KraneShares Zacks New China ETF	95,296	3,004	6,313	2,013	106,626
KraneShares CSI China Internet ETF	4,894,721	49,129	196,405	1,408,422	6,548,677
KraneShares E Fund China Commercial Paper ETF	143,402	2,654	8,393	—	154,449
KraneShares FTSE Emerging Markets Plus ETF	87,153	200	—	—	87,353

Shareholder Voting Results (Unaudited) (concluded)

2.   To approve a new investment sub-advisory agreement between Krane and Bosera Asset Management (International) Co., Limited with respect to the KraneShares Bosera MSCI China A Share ETF.

The results of the proxy solicitation on the above matter were as follows:

Fund	Shares Voted FOR Proposal	Shares Voted AGAINST Proposal	Shares Voted to ABSTAIN	Broker Non-Votes	Total Shares Voted
KraneShares Bosera MSCI China A Share ETF	3,028,899	78,914	70,934	459,536	3,638,283

3.   To approve a new investment sub-advisory agreement between Krane and E Fund Management (Hong Kong) Co., Limited. with respect to the KraneShares E Fund China Commercial Paper ETF.

The results of the proxy solicitation on the above matter were as follows:

Fund	Shares Voted FOR Proposal	Shares Voted AGAINST Proposal	Shares Voted to ABSTAIN	Broker Non-Votes	Total Shares Voted
KraneShares E Fund China Commercial Paper ETF	143,603	2,654	8,192	—	154,449

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares to Authorized Participants. It is calculated in accordance with the policies described in Note 2 in Notes to Financial Statements.) The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand of Fund Shares.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at Market Price.

Further information regarding premiums and discounts is available on the Funds’ website at http://kraneshares.com. The premium and discount information contained on the website represents past performance and cannot be used to predict future results.

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KraneShares Trust:

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

1-855-857-2638

http://kraneshares.com/

Investment Adviser:

Krane Funds Advisors, LLC

1270 Avenue of the Americas, 22nd Floor

New York, New York 10020

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

This information must be preceded or accompanied by a current prospectus for the Funds described.

KraneShares Trust:

1270 Avenue of the Americas,
22nd Floor

New York, New York 10020

KRS-SA-001-0500

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certification as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KraneShares Trust

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: December 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Trustee and Principal Executive Officer

Date: December 5, 2017

By (Signature and Title)	/s/ Jonathan Krane
Jonathan Krane
Principal Financial Officer

Date: December 5, 2017